UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08520

TIAA Separate Account VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue

New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

TIAA Separate Account VA-1

8500 Andrew Carnegie Boulevard

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: (704) 595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

June 30, 2024
TIAA Separate Account VA-1
This semi-annual report contains the Account's unaudited financial statements.
Stock Index Account

Table of Contents
About the Account’s Benchmark 3
Account Performance 4
Expense Example 5
Portfolio of Investments 6
Statement of Assets and Liabilities 51
Statement of Operations 52
Statements of Changes in Net Assets 53
Financial Highlights 54
Notes to Financial Statements 56
Additional Account Information 62
Approval of Investment Management Agreement 63
Liquidity Risk Management Program 68

About the Account’s Benchmark
The Account’s benchmark is the Russell 3000®Index: An index designed to measure the performance of the stocks of the
3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Stock Index Account

Performance as of June 30, 2024
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org or nuveen.com. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Account profile Portfolio composition
Total return Average annual total return
Inception
date 6 months 1 year 5 years 10 years
Stock Index Account
11/1/94 13 .11% 22 .21% 13 .33% 11 .35%
Russell 3000® Index – 13 .56 23 .13 14 .14 12 .15
as of 6/30/2024
Net assets $
1.27
billion
Portfolio turnover rate
*
9%
Number of holdings 2,635
*
The portfolio turnover rate covers the six-month period
from January 1, 2024–June 30, 2024, and is not
annualized.
% of net assets
as of 6/30/2024
Information technology 29.9
Financials 12.9
Health care 11.7
Consumer discretionary 10.1
Industrials 9.4
Communication services 8.6
Consumer staples 5.4
Energy 3.8
Materials 2.5
Real estate 2.5
Utilities 2.2
Short-term investments 1.4
Investments purchased with collateral
from securities lending 0.1
Other assets & liabilities, net -0.5
Total 100.0

Expense Example
All contractowners in the Stock Index Account incur ongoing costs, including management fees and other Account expenses.
The Stock Index Account is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers
Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.
The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars)
and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the Stock Index Account do not incur a sales charge for purchases or other distributions.
The example is based on an investment of $10,000 invested at the beginning and held for the entire reporting period.
What were the Account costs for the last six months?
(based on a hypothetical $10,000 investment)
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment*
Stock Index Account
$37 0.75%
* This cost is annualized.

Stock Index Account June 30, 2024
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 1.4%
2,741 (a) Adient plc $ 68
2,617 (a) American Axle & Manufacturing Holdings, Inc 18
6,694 (a) Aptiv plc 471
1,996 (a) Atmus Filtration Technologies, Inc 57
6,230 BorgWarner, Inc 201
3,106 Dana Inc 38
653 (a) Dorman Products, Inc 60
95,008 Ford Motor Co 1,191
1,039 (a) Fox Factory Holding Corp 50
27,462 General Motors Co 1,276
5,543 Gentex Corp 187
1,006 (a) Gentherm, Inc 50
6,787 (a) Goodyear Tire & Rubber Co 77
3,241 Harley-Davidson, Inc 109
767 LCI Industries 79
1,526 Lear Corp 174
19,933 (a),(b) Lucid Group, Inc 52
6,477 (a),(b) Luminar Technologies, Inc 10
1,230 (a) Modine Manufacturing Co 123
454 Patrick Industries, Inc 49
1,246 Phinia, Inc 49
7,090 (a) QuantumScape Corp 35
19,751 (a),(b) Rivian Automotive, Inc 265
1,333 (a),(b) Solid Power, Inc 2
843 Standard Motor Products, Inc 23
1,055 (a) Stoneridge, Inc 17
66,750 (a) Tesla, Inc 13,209
1,229 Thor Industries, Inc 115
759 (a) Visteon Corp 81
1,048 Winnebago Industries, Inc 57
518 (a) XPEL, Inc 18
TOTAL AUTOMOBILES & COMPONENTS 18,211
BANKS - 3.5%
625 1st Source Corp 34
450 Amalgamated Financial Corp 12
667 Amerant Bancorp, Inc 15
2,080 Ameris Bancorp 105
476 Arrow Financial Corp 12
2,827 Associated Banc-Corp 60
2,390 Atlantic Union Bankshares Corp 79
1,339 (a) Axos Financial, Inc 77
1,860 Banc of California, Inc 24
585 Bancfirst Corp 51
1,514 (a) Bancorp, Inc 57
178 Bank First Corp 15
162,996 Bank of America Corp 6,482
1,195 Bank of Hawaii Corp 68
468 Bank of Marin Bancorp 8
548 Bank of NT Butterfield & Son Ltd 19
2,750 Bank OZK 113
90 Bank7 Corp 3
1,329 BankUnited, Inc 39
818 Banner Corp 41
622 Bar Harbor Bankshares 17

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,245 Berkshire Hills Bancorp, Inc $ 28
383 (a) Blue Foundry Bancorp 3
655 BOK Financial Corp 60
882 (a) Bridgewater Bancshares, Inc 10
740 Brookline Bancorp, Inc 6
677 Burke & Herbert Financial Services Corp 35
313 Business First Bancshares, Inc 7
241 Byline Bancorp, Inc 6
4,677 Cadence Bank 132
135 Cambridge Bancorp 9
613 Camden National Corp 20
447 Capital City Bank Group, Inc 13
2,335 Capitol Federal Financial, Inc 13
550 (a) Carter Bankshares, Inc 8
1,563 Cathay General Bancorp 59
1,125 Central Pacific Financial Corp 24
1,028 ChoiceOne Financial Services, Inc 29
46,027 Citigroup, Inc 2,921
533 Citizens & Northern Corp 10
11,338 Citizens Financial Group, Inc 408
194 City Holding Co 21
377 Civista Bancshares, Inc 6
498 CNB Financial Corp 10
146 (a) Coastal Financial Corp 7
4,193 Columbia Banking System, Inc 83
1,738 (a) Columbia Financial, Inc 26
3,602 Comerica, Inc 184
3,264 Commerce Bancshares, Inc 182
1,646 Community Bank System, Inc 78
651 Community Trust Bancorp, Inc 28
1,146 ConnectOne Bancorp, Inc 22
1,466 (a) CrossFirst Bankshares, Inc 21
1,266 Cullen/Frost Bankers, Inc 129
919 (a) Customers Bancorp, Inc 44
2,723 CVB Financial Corp 47
422 Dime Community Bancshares, Inc 9
1,035 Eagle Bancorp, Inc 20
3,546 East West Bancorp, Inc 260
1,939 Eastern Bankshares, Inc 27
314 Enterprise Bancorp, Inc 8
828 Enterprise Financial Services Corp 34
402 Equity Bancshares, Inc 14
218 Farmers & Merchants Bancorp, Inc 5
1,013 Farmers National Banc Corp 13
621 FB Financial Corp 24
609 Fidelity D&D Bancorp, Inc 27
16,392 Fifth Third Bancorp 598
527 Financial Institutions, Inc 10
1,088 First Bancorp 35
3,922 First BanCorp 72
498 First Bancorp, Inc 12
322 First Bancshares, Inc 8
603 First Bank 8
1,476 First Busey Corp 36
288 First Citizens Bancshares, Inc (Class A) 485
878 First Commonwealth Financial Corp 12
680 First Community Bancshares, Inc 25
2,187 First Financial Bancorp 49
3,602 First Financial Bankshares, Inc 106
384 First Financial Corp 14
1,098 First Foundation, Inc 7
3,163 First Hawaiian, Inc 66

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
14,282 First Horizon National Corp $ 225
1,867 First Interstate BancSystem, Inc 52
587 First Merchants Corp 20
380 First Mid Bancshares, Inc 12
862 First of Long Island Corp 9
1,083 Flushing Financial Corp 14
8,529 FNB Corp 117
4,213 Fulton Financial Corp 72
903 German American Bancorp, Inc 32
3,414 Glacier Bancorp, Inc 127
76 Great Southern Bancorp, Inc 4
451 Greene County Bancorp, Inc 15
302 Guaranty Bancshares, Inc 10
2,028 Hancock Whitney Corp 97
824 Hanmi Financial Corp 14
728 HarborOne Bancorp, Inc 8
715 HBT Financial, Inc 15
953 Heartland Financial USA, Inc 42
1,355 Heritage Commerce Corp 12
1,150 Heritage Financial Corp 21
1,239 Hilltop Holdings, Inc 39
57 Hingham Institution For Savings The 10
238 Home Bancorp, Inc 10
4,557 Home Bancshares, Inc 109
698 HomeStreet, Inc 8
667 HomeTrust Bancshares, Inc 20
2,725 Hope Bancorp, Inc 29
1,209 Horizon Bancorp, Inc 15
34,657 Huntington Bancshares, Inc 457
675 Independent Bank Corp 34
863 Independent Bank Corp 23
356 Independent Bank Group, Inc 16
1,089 International Bancshares Corp 62
1,188 John Marshall Bancorp, Inc 21
68,838 JPMorgan Chase & Co 13,923
1,623 Kearny Financial Corp 10
22,215 Keycorp 316
499 Lakeland Financial Corp 31
833 Live Oak Bancshares, Inc 29
3,989 M&T Bank Corp 604
1,072 Macatawa Bank Corp 16
640 Mercantile Bank Corp 26
229 (a) Metropolitan Bank Holding Corp 10
196 Mid Penn Bancorp, Inc 4
582 Midland States Bancorp, Inc 13
406 MidWestOne Financial Group, Inc 9
180 MVB Financial Corp 3
984 National Bank Holdings Corp 38
928 (a) NB Bancorp, Inc 14
521 NBT Bancorp, Inc 20
18,123 New York Community Bancorp, Inc 58
394 Nicolet Bankshares, Inc 33
1,643 Northfield Bancorp, Inc 16
2,083 Northwest Bancshares, Inc 24
76,385 (a) NU Holdings Ltd 985
163 Oak Valley Bancorp 4
1,583 OceanFirst Financial Corp 25
811 OFG Bancorp 30
7,419 Old National Bancorp 128
1,237 Old Second Bancorp, Inc 18
568 Origin Bancorp, Inc 18
297 Orrstown Financial Services, Inc 8

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,232 Pacific Premier Bancorp, Inc $ 51
343 Park National Corp 49
1,035 Pathward Financial, Inc 59
642 Peapack Gladstone Financial Corp 15
868 Peoples Bancorp, Inc 26
333 Peoples Financial Services Corp 15
1,942 Pinnacle Financial Partners, Inc 155
302 (a) Pioneer Bancorp, Inc 3
54 Plumas Bancorp 2
9,535 PNC Financial Services Group, Inc 1,482
1,712 Popular, Inc 151
510 Preferred Bank 38
446 Premier Financial Corp 9
454 Primis Financial Corp 5
2,015 Prosperity Bancshares, Inc 123
2,598 Provident Financial Services, Inc 37
472 QCR Holdings, Inc 28
475 RBB Bancorp 9
192 Red River Bancshares, Inc 9
22,054 Regions Financial Corp 442
1,301 Renasant Corp 40
364 Republic Bancorp, Inc (Class A) 20
812 S&T Bancorp, Inc 27
109 Sandy Spring Bancorp, Inc 3
1,542 Seacoast Banking Corp of Florida 36
1,315 ServisFirst Bancshares, Inc 83
370 Sierra Bancorp 8
2,957 Simmons First National Corp (Class A) 52
275 SmartFinancial, Inc 6
228 (a) Southern First Bancshares, Inc 7
231 Southern Missouri Bancorp, Inc 10
137 Southside Bancshares, Inc 4
1,939 SouthState Corp 148
1,283 Stellar Bancorp, Inc 29
111 Stock Yards Bancorp, Inc 6
3,386 Synovus Financial Corp 136
1,428 (a) Texas Capital Bancshares, Inc 87
131 Tompkins Trustco, Inc 6
1,266 Towne Bank 35
422 Trico Bancshares 17
657 (a) Triumph Financial, Inc 54
32,048 Truist Financial Corp 1,245
671 TrustCo Bank Corp NY 19
1,222 Trustmark Corp 37
1,098 UMB Financial Corp 92
2,837 United Bankshares, Inc 92
2,849 United Community Banks, Inc 73
1,012 Univest Financial Corp 23
37,440 US Bancorp 1,486
9,879 Valley National Bancorp 69
1,101 Veritex Holdings, Inc 23
1,239 Washington Federal, Inc 35
581 Washington Trust Bancorp, Inc 16
4,645 Webster Financial Corp 202
84,161 Wells Fargo & Co 4,998
720 WesBanco, Inc 20
597 West Bancorporation, Inc 11
225 Westamerica Bancorporation 11
2,903 Western Alliance Bancorp 182
1,577 Wintrust Financial Corp 155
1,423 WSFS Financial Corp 67

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,765 Zions Bancorporation $ 163
TOTAL BANKS 44,729
CAPITAL GOODS - 6.2%
3,738 (a) 3D Systems Corp 11
13,270 3M Co 1,356
2,619 A.O. Smith Corp 214
1,578 Aaon, Inc 138
981 (a) AAR Corp 71
718 Acuity Brands, Inc 173
1,567 Advanced Drainage Systems, Inc 251
3,276 Aecom Technology Corp 289
721 (a) Aerovironment, Inc 131
1,494 AGCO Corp 146
2,509 Air Lease Corp 119
191 Alamo Group, Inc 33
830 Albany International Corp (Class A) 70
1,900 Allegion plc 224
307 Allied Motion Technologies, Inc 8
2,241 Allison Transmission Holdings, Inc 170
909 (a) Ameresco, Inc 26
813 (a) American Superconductor Corp 19
184 (a) American Woodmark Corp 14
5,542 Ametek, Inc 924
5,093 (a) API Group Corp 192
449 Apogee Enterprises, Inc 28
976 Applied Industrial Technologies, Inc 189
3,399 (a),(b) Archer Aviation, Inc 12
1,220 Arcosa, Inc 102
555 Argan, Inc 41
876 Armstrong World Industries, Inc 99
4,146 (a) Array Technologies, Inc 43
823 Astec Industries, Inc 24
810 (a) Astronics Corp 16
931 Atkore, Inc 126
1,691 (a) Axon Enterprise, Inc 498
2,980 (a) AZEK Co, Inc 126
922 AZZ, Inc 71
489 Barnes Group, Inc 20
1,298 (a) Beacon Roofing Supply, Inc 117
10,088 (a) Blink Charging Co 28
4,522 (a),(b) Bloom Energy Corp 55
766 (a) Blue Bird Corp 41
224 (a) BlueLinx Holdings, Inc 21
13,820 (a) Boeing Co 2,515
937 Boise Cascade Co 112
534 Brookfield Business Corp 11
2,970 (a) Builders FirstSource, Inc 411
2,196 BWX Technologies, Inc 209
383 Cadre Holdings, Inc 13
1,175 Carlisle Cos, Inc 476
20,339 Carrier Global Corp 1,283
11,743 Caterpillar, Inc 3,912
19,975 (a),(b) ChargePoint Holdings, Inc 30
1,052 (a) Chart Industries, Inc 152
20,953 CNH Industrial NV 212
840 Columbus McKinnon Corp 29
844 Comfort Systems USA, Inc 257
714 (a) Construction Partners, Inc 39
3,982 (a) Core & Main, Inc 195
1,126 Crane Co 163
302 CSW Industrials, Inc 80

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,280 Cummins, Inc $ 908
916 Curtiss-Wright Corp 248
1,008 (a) Custom Truck One Source, Inc 4
6,119 Deere & Co 2,286
3,443 (a) DNOW, Inc 47
2,747 Donaldson Co, Inc 197
932 Douglas Dynamics, Inc 22
3,406 Dover Corp 615
290 (a) Ducommun, Inc 17
567 (a) DXP Enterprises, Inc 26
561 (a) Dycom Industries, Inc 95
9,600 Eaton Corp plc 3,010
1,112 EMCOR Group, Inc 406
13,589 Emerson Electric Co 1,497
365 Encore Wire Corp 106
1,368 (a) Energy Recovery, Inc 18
11,731 (a),(b) Energy Vault Holdings, Inc 11
1,030 Enerpac Tool Group Corp 39
953 EnerSys 99
2,981 (a) Enovix Corp 46
479 EnPro Industries, Inc 70
1,154 Esab Corp 109
605 ESCO Technologies, Inc 64
13,738 Fastenal Co 863
1,459 Federal Signal Corp 122
4,973 Ferguson plc 963
2,943 Flowserve Corp 142
786 (a) Fluence Energy, Inc 14
4,066 (a) Fluor Corp 177
8,655 Fortive Corp 641
2,993 Fortune Brands Innovations, Inc 194
842 Franklin Electric Co, Inc 81
15,823 (a) Freyr Battery, Inc 27
2,373 FTAI Aviation Ltd 245
28,248 (a),(b) FuelCell Energy, Inc 18
4,917 (a) Gates Industrial Corp plc 78
863 GATX Corp 114
6,514 (a) GE Vernova, Inc 1,117
1,536 (a) Generac Holdings, Inc 203
6,551 General Dynamics Corp 1,901
26,182 General Electric Co 4,162
584 (a) Gibraltar Industries, Inc 40
461 Global Industrial Co 14
922 (a) GMS, Inc 74
678 Gorman-Rupp Co 25
3,932 Graco, Inc 312
5,120 GrafTech International Ltd 5
945 Granite Construction, Inc 59
2,253 (a) Great Lakes Dredge & Dock Corp 20
718 Greenbrier Cos, Inc 36
1,120 Griffon Corp 72
684 H&E Equipment Services, Inc 30
1,521 (a) Hayward Holdings, Inc 19
1,082 HEICO Corp 242
2,011 HEICO Corp (Class A) 357
922 Helios Technologies, Inc 44
787 Herc Holdings, Inc 105
2,098 Hexcel Corp 131
1,241 Hillenbrand, Inc 50
3,242 (a) Hillman Solutions Corp 29
15,650 Honeywell International, Inc 3,342
9,723 Howmet Aerospace, Inc 755

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,307 Hubbell, Inc $ 478
1,076 (a) Hudson Technologies, Inc 9
905 Huntington Ingalls Industries, Inc 223
3,375 (a) Hyliion Holdings Corp 5
404 Hyster-Yale Materials Handling, Inc 28
1,817 IDEX Corp 366
298 (a) IES Holdings, Inc 42
7,113 Illinois Tool Works, Inc 1,686
9,920 Ingersoll Rand, Inc 901
716 Insteel Industries, Inc 22
1,963 ITT, Inc 254
1,876 (a) Janus International Group, Inc 24
452 (a) JELD-WEN Holding, Inc 6
583 John Bean Technologies Corp 55
16,322 Johnson Controls International plc 1,085
242 Kadant, Inc 71
2,961 Kennametal, Inc 70
3,783 (a) Kratos Defense & Security Solutions, Inc 76
4,577 L3Harris Technologies, Inc 1,028
542 (a) Lawson Products, Inc 16
769 Lennox International, Inc 411
1,340 (a) Leonardo DRS, Inc 34
243 (a) Limbach Holdings, Inc 14
1,325 Lincoln Electric Holdings, Inc 250
220 Lindsay Corp 27
249 (a) Loar Holdings, Inc 13
5,127 Lockheed Martin Corp 2,395
800 Luxfer Holdings plc 9
1,198 (a) Manitowoc Co, Inc 14
5,282 Masco Corp 352
1,677 (a) Mastec, Inc 179
3,438 (a) Masterbrand, Inc 50
687 McGrath RentCorp 73
3,915 MDU Resources Group, Inc 98
1,473 (a) Mercury Computer Systems, Inc 40
1,179 (a) Middleby Corp 145
446 Miller Industries, Inc 25
753 Moog, Inc (Class A) 126
2,142 (a) MRC Global, Inc 28
950 MSC Industrial Direct Co (Class A) 75
2,548 Mueller Industries, Inc 145
4,045 Mueller Water Products, Inc (Class A) 72
368 (a) MYR Group, Inc 50
206 National Presto Industries, Inc 15
3,184 (a) NEXTracker, Inc 149
531 (a) Nikola Corp 4
1,425 Nordson Corp 331
3,381 Northrop Grumman Corp 1,474
371 (a) Northwest Pipe Co 13
1,422 (a),(b) NuScale Power Corp 17
3,973 nVent Electric plc 304
117 Omega Flex, Inc 6
1,610 Oshkosh Corp 174
9,761 Otis Worldwide Corp 940
2,163 Owens Corning, Inc 376
12,252 PACCAR, Inc 1,261
766 Park Aerospace Corp 10
3,116 Parker-Hannifin Corp 1,576
1,095 (a) Parsons Corp 90
4,201 Pentair plc 322
15,032 (a),(b) Plug Power, Inc 35
112 Powell Industries, Inc 16

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
96 Preformed Line Products Co $ 12
1,452 Primoris Services Corp 72
784 (a) Proto Labs, Inc 24
905 Quanex Building Products Corp 25
3,509 Quanta Services, Inc 892
672 (a) RBC Bearings, Inc 181
1,690 Regal-Beloit Corp 229
4,524 (a) Resideo Technologies, Inc 88
432 REV Group, Inc 11
6,127 (a),(b) Rocket Lab USA, Inc 29
2,805 Rockwell Automation, Inc 772
31,934 RTX Corp 3,206
577 Rush Enterprises, Inc 23
1,317 Rush Enterprises, Inc (Class A) 55
3,523 Sensata Technologies Holding plc 132
4,388 (a) Shoals Technologies Group, Inc 27
1,169 Shyft Group, Inc 14
1,040 Simpson Manufacturing Co, Inc 175
1,100 (a) SiteOne Landscape Supply, Inc 134
1,232 Snap-On, Inc 322
2,445 (a) Spirit Aerosystems Holdings, Inc (Class A) 80
1,179 (a) SPX Technologies, Inc 168
277 Standex International Corp 45
3,691 Stanley Black & Decker, Inc 295
4,021 (a) Stem, Inc 4
634 (a) Sterling Construction Co, Inc 75
5,206 (a) Sunrun, Inc 62
535 Tecnoglass, Inc 27
647 Tennant Co 64
1,674 Terex Corp 92
4,527 Textron, Inc 389
853 (a) Thermon Group Holdings, Inc 26
1,628 Timken Co 130
1,266 (a) Titan International, Inc 9
491 (a) Titan Machinery, Inc 8
2,649 Toro Co 248
5,438 Trane Technologies plc 1,789
100 (a) Transcat, Inc 12
1,298 TransDigm Group, Inc 1,658
2,846 (a) Trex Co, Inc 211
1,947 Trinity Industries, Inc 58
1,451 (a) Triumph Group, Inc 22
1,399 (a) Tutor Perini Corp 30
1,356 UFP Industries, Inc 152
1,595 United Rentals, Inc 1,032
455 (a) V2X, Inc 22
412 Valmont Industries, Inc 113
8,415 Vertiv Holdings Co 728
649 (a) Vicor Corp 22
3,149 (a) Virgin Galactic Holdings, Inc 27
1,058 W.W. Grainger, Inc 955
1,281 Wabash National Corp 28
806 Watsco, Inc 373
645 Watts Water Technologies, Inc (Class A) 118
1,139 WESCO International, Inc 181
4,199 Westinghouse Air Brake Technologies Corp 664
5,015 (a) WillScot Mobile Mini Holdings Corp 189
1,458 Woodward Inc 254
911 (a) Xometry, Inc 11
5,797 Xylem, Inc 786

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,642 Zurn Elkay Water Solutions Corp $ 107
TOTAL CAPITAL GOODS 78,968
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
1,382 ABM Industries, Inc 70
3,257 ACCO Brands Corp 15
2,888 (a) ACV Auctions, Inc 53
8,912 (a) Alight, Inc 66
452 Aris Water Solution, Inc 7
1,075 (a) ASGN, Inc 95
20,031 (a),(b) Aurora Innovation, Inc 56
9,878 Automatic Data Processing, Inc 2,358
1,096 Barrett Business Services, Inc 36
3,140 Booz Allen Hamilton Holding Corp 483
511 (a) BrightView Holdings, Inc 7
1,108 Brink's Co 113
2,748 Broadridge Financial Solutions, Inc 541
486 (a) CACI International, Inc (Class A) 209
1,375 (a) Casella Waste Systems, Inc (Class A) 136
1,147 (a) CBIZ, Inc 85
756 (a) CECO Environmental Corp 22
188 (a) Cimpress plc 16
2,088 Cintas Corp 1,462
6,385 (a) Clarivate plc 36
1,167 (a) Clean Harbors, Inc 264
805 Concentrix Corp 51
5,536 (a) Conduent, Inc 18
20,589 (a) Copart, Inc 1,115
3,089 (a) CoreCivic, Inc 40
9,826 (a) CoStar Group, Inc 729
260 CRA International, Inc 45
1,113 CSG Systems International, Inc 46
1,062 Deluxe Corp 24
1,159 (a) Driven Brands Holdings, Inc 15
6,346 Dun & Bradstreet Holdings, Inc 59
1,051 Ennis, Inc 23
3,020 Equifax, Inc 732
3,860 (a) ExlService Holdings, Inc 121
1,272 Exponent, Inc 121
972 First Advantage Corp 16
381 (a) Forrester Research, Inc 7
419 (a) Franklin Covey Co 16
784 (a) FTI Consulting, Inc 169
4,327 Genpact Ltd 139
3,108 (a) GEO Group, Inc 45
2,590 (a) Harsco Corp 22
2,398 (a) Healthcare Services Group 25
711 Heidrick & Struggles International, Inc 22
1,885 Herman Miller, Inc 50
1,041 HireQuest, Inc 13
850 HNI Corp 38
669 (a) Huron Consulting Group, Inc 66
379 ICF International, Inc 56
975 Insperity, Inc 89
1,293 Interface, Inc 19
3,020 Jacobs Solutions, Inc 422
3,101 KBR, Inc 199
1,192 Kelly Services, Inc (Class A) 26
681 Kforce, Inc 42
1,237 Korn/Ferry International 83
2,559 (a) Legalzoom.com, Inc 21
3,081 Leidos Holdings, Inc 449

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
664 (a) Liquidity Services, Inc $ 13
1,099 Manpower, Inc 77
271 Matthews International Corp (Class A) 7
1,544 MAXIMUS, Inc 132
640 (a) Montrose Environmental Group, Inc 29
877 MSA Safety, Inc 165
563 NL Industries, Inc 3
291 (a) NV5 Global, Inc 27
1,699 (a) OPENLANE, Inc 28
7,553 Paychex, Inc 896
1,327 Paycom Software, Inc 190
4,382 (a) Performant Financial Corp 13
5,559 Pitney Bowes, Inc 28
3,913 (a) Planet Labs PBC 7
4,295 RB Global, Inc 328
1,304 (a) Red Violet, Inc 33
4,938 Republic Services, Inc 960
1,107 Resources Connection, Inc 12
2,545 Robert Half International, Inc 163
6,700 Rollins, Inc 327
1,412 Science Applications International Corp 166
5,398 SS&C Technologies Holdings, Inc 338
3,128 Steelcase, Inc (Class A) 41
2,380 (a) Stericycle, Inc 138
422 (a) Sterling Check Corp 6
1,209 Tetra Tech, Inc 247
4,988 TransUnion 370
839 TriNet Group, Inc 84
720 (a) TrueBlue, Inc 7
541 TTEC Holdings, Inc 3
345 Unifirst Corp 59
3,454 (a) Upwork, Inc 37
5,925 Veralto Corp 566
3,426 Verisk Analytics, Inc 924
3,457 (a) Verra Mobility Corp 94
3,046 Vestis Corp 37
679 (a) Viad Corp 23
340 VSE Corp 30
9,725 Waste Management, Inc 2,075
279 (a) Willdan Group, Inc 8
1,104 (a) WNS Holdings Ltd 58
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 20,052
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.6%
966 (a) 1-800-FLOWERS.COM, Inc (Class A) 9
1,062 Aaron's Co, Inc 11
1,255 (a) Abercrombie & Fitch Co (Class A) 223
1,605 Academy Sports & Outdoors, Inc 85
1,149 Advance Auto Parts, Inc 73
223,109 (a) Amazon.com, Inc 43,116
3,778 American Eagle Outfitters, Inc 75
154 (a) America's Car-Mart, Inc 9
1,221 Arhaus, Inc 21
2,460 Arko Corp 15
416 (a) Asbury Automotive Group, Inc 95
576 (a) Autonation, Inc 92
421 (a) Autozone, Inc 1,248
5,767 Bath & Body Works, Inc 225
5,174 Best Buy Co, Inc 436
819 (a) Boot Barn Holdings, Inc 106
524 Buckle, Inc 19
326 Build-A-Bear Workshop, Inc 8

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,622 (a) Burlington Stores, Inc $ 389
1,001 Caleres, Inc 34
895 Camping World Holdings, Inc 16
3,787 (a) Carmax, Inc 278
2,528 (a) Carvana Co 325
27,798 (a) Coupang, Inc 582
1,606 (b) Designer Brands, Inc 11
1,452 (a) Destination XL Group, Inc 5
1,433 Dick's Sporting Goods, Inc 308
17 (b) Dillard's, Inc (Class A) 7
12,150 eBay, Inc 653
2,748 (a) Etsy, Inc 162
2,017 (a) EVgo, Inc 5
1,319 (a) Five Below, Inc 144
2,514 (a) Floor & Decor Holdings, Inc 250
1,965 Foot Locker, Inc 49
576 (a) Funko, Inc 6
6,029 (a) GameStop Corp (Class A) 149
4,912 Gap, Inc 117
365 (a) Genesco, Inc 9
3,294 Genuine Parts Co 456
559 (a) GigaCloud Technology, Inc 17
311 Group 1 Automotive, Inc 92
1,619 (a) GrowGeneration Corp 3
715 Haverty Furniture Cos, Inc 18
25 Hibbett Sports, Inc 2
23,825 Home Depot, Inc 8,202
1,925 Kohl's Corp 44
487 (a) Lands' End, Inc 7
4,195 (a) Leslie's, Inc 18
597 Lithia Motors, Inc (Class A) 151
6,559 LKQ Corp 273
13,754 Lowe's Cos, Inc 3,032
6,895 Macy's, Inc 132
530 (a) MarineMax, Inc 17
759 Monro Muffler, Inc 18
415 Murphy USA, Inc 195
2,416 (a) National Vision Holdings, Inc 32
2,955 (b) Nordstrom, Inc 63
1,066 (a) ODP Corp 42
1,485 (a) Ollie's Bargain Outlet Holdings, Inc 146
266 (a),(b) OneWater Marine, Inc 7
1,427 (a) O'Reilly Automotive, Inc 1,507
1,209 (a) Overstock.com, Inc 16
389 Penske Auto Group, Inc 58
1,980 (a) Petco Health & Wellness Co, Inc 7
922 Pool Corp 283
1,063 (a) Revolve Group, Inc 17
380 (a) RH 93
7,898 Ross Stores, Inc 1,148
2,402 (a) Sally Beauty Holdings, Inc 26
697 (a),(b) Savers Value Village, Inc 9
646 Shoe Carnival, Inc 24
881 Signet Jewelers Ltd 79
760 (a) Sleep Number Corp 7
31 Sonic Automotive, Inc (Class A) 2
1,770 (a) Stitch Fix, Inc 7
1,616 (a),(b) ThredUp, Inc 3
432 (a) Tilly's, Inc 3
27,410 TJX Cos, Inc 3,018
2,669 Tractor Supply Co 721
1,128 (a) Ulta Beauty, Inc 435

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,277 Upbound Group, Inc $ 39
1,483 (a) Urban Outfitters, Inc 61
3,406 (a) Valvoline, Inc 147
840 (a) Victoria's Secret & Co 15
2,402 (a) Warby Parker, Inc 39
2,236 (a) Wayfair, Inc 118
663 Weyco Group, Inc 20
1,527 Williams-Sonoma, Inc 431
94 Winmark Corp 33
686 (a) Zumiez, Inc 13
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 70,711
CONSUMER DURABLES & APPAREL - 1.0%
821 Acushnet Holdings Corp 52
2,907 (a) Amer Sports, Inc 37
1,837 (a) AMMO, Inc 3
1,140 (a) Beazer Homes USA, Inc 31
758 (a) BK LC Lux Finco 2 Sarl 41
1,841 Brunswick Corp 134
3,596 (a) Callaway Golf Co 55
2,222 (a) Capri Holdings Ltd 74
547 Carter's, Inc 34
237 (a) Cavco Industries, Inc 82
629 Century Communities, Inc 51
729 Clarus Corp 5
606 Columbia Sportswear Co 48
1,268 (a) Cricut, Inc 8
1,521 (a) Crocs, Inc 222
616 (a) Deckers Outdoor Corp 596
7,119 DR Horton, Inc 1,003
643 (a) Dream Finders Homes, Inc 17
958 Ethan Allen Interiors, Inc 27
3,672 (a) Garmin Ltd 598
1,295 (a) G-III Apparel Group Ltd 35
4,066 (a) GoPro, Inc 6
352 (a) Green Brick Partners, Inc 20
8,742 (a) Hanesbrands, Inc 43
3,286 Hasbro, Inc 192
712 (a) Helen of Troy Ltd 66
544 Hooker Furniture Corp 8
148 (a) Hovnanian Enterprises, Inc 21
608 Installed Building Products, Inc 125
883 (a) iRobot Corp 8
232 Johnson Outdoors, Inc 8
1,357 KB Home 95
1,320 Kontoor Brands, Inc 87
412 (a) Latham Group, Inc 1
935 La-Z-Boy, Inc 35
3,082 Leggett & Platt, Inc 35
5,789 Lennar Corp (Class A) 868
349 Lennar Corp (Class B) 49
241 (a) LGI Homes, Inc 22
336 (a) Lovesac Co 8
2,898 (a) Lululemon Athletica, Inc 866
561 (a) M/I Homes, Inc 69
688 (a) Malibu Boats, Inc 24
441 Marine Products Corp 4
673 (a) MasterCraft Boat Holdings, Inc 13
7,453 (a) Mattel, Inc 121
893 Meritage Homes Corp 145
1,156 (a) Mohawk Industries, Inc 131
638 Movado Group, Inc 16

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,890 Newell Rubbermaid, Inc $ 44
28,886 Nike, Inc (Class B) 2,177
68 (a) NVR, Inc 516
274 Oxford Industries, Inc 27
8,335 (a),(b) Peloton Interactive, Inc 28
1,013 Polaris Industries, Inc 79
5,180 Pulte Homes, Inc 570
1,386 (a) Purple Innovation, Inc 1
1,375 PVH Corp 146
924 Ralph Lauren Corp 162
110 Rocky Brands, Inc 4
1,588 SharkNinja Global SPV Ltd 119
3,296 (a) Skechers U.S.A., Inc (Class A) 228
1,408 (a) Skyline Champion Corp 95
1,649 Smith & Wesson Brands, Inc 24
3,687 (a) Sonos, Inc 54
1,625 Steven Madden Ltd 69
311 Sturm Ruger & Co, Inc 13
5,336 Tapestry, Inc 228
2,119 (a) Taylor Morrison Home Corp 118
4,464 Tempur Sealy International, Inc 211
2,490 Toll Brothers, Inc 287
798 (a) TopBuild Corp 307
2,226 (a) Tri Pointe Homes, Inc 83
5,744 (a) Under Armour, Inc (Class A) 38
5,391 (a) Under Armour, Inc (Class C) 35
8,194 VF Corp 111
997 (a) Vista Outdoor, Inc 38
1,629 (a) Vizio Holding Corp 18
1,037 Whirlpool Corp 106
2,662 Wolverine World Wide, Inc 36
1,532 (a) YETI Holdings, Inc 58
TOTAL CONSUMER DURABLES & APPAREL 12,269
CONSUMER SERVICES - 2.1%
1,229 (a) Accel Entertainment, Inc 13
4,141 ADT, Inc 31
822 (a) Adtalem Global Education, Inc 56
10,494 (a) Airbnb, Inc 1,591
6,092 Aramark 207
925 (a) BALLY'S CORP 11
39 (a) Biglari Holdings, Inc (B Shares) 8
817 (a) BJ's Restaurants, Inc 28
1,881 Bloomin' Brands, Inc 36
818 Booking Holdings, Inc 3,240
1,802 Boyd Gaming Corp 99
1,258 (a) Bright Horizons Family Solutions, Inc 138
1,062 (a) Brinker International, Inc 77
5,302 (a) Caesars Entertainment, Inc 211
23,974 (a) Carnival Corp 449
318 Carriage Services, Inc 9
1,811 (a) Cava Group, Inc 168
1,085 Cheesecake Factory 43
3,631 (a) Chegg, Inc 11
33,000 (a) Chipotle Mexican Grill, Inc (Class A) 2,067
891 Choice Hotels International, Inc 106
1,672 Churchill Downs, Inc 233
427 (a) Chuy's Holdings, Inc 11
2,931 (a) Coursera, Inc 21
711 (b) Cracker Barrel Old Country Store, Inc 30
2,958 Darden Restaurants, Inc 448
419 (a) Dave & Buster's Entertainment, Inc 17

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,296 (a) Denny's Corp $ 9
1,465 (a) Despegar.com Corp 19
458 Dine Brands Global Inc. 17
854 Domino's Pizza, Inc 441
8,326 (a) DoorDash, Inc 906
10,269 (a) DraftKings, Inc 392
880 (a) Duolingo, Inc 184
2,197 (a) Dutch Bros, Inc 91
809 (a) El Pollo Loco Holdings, Inc 9
125 (a),(c) Empire Resorts, Inc 0 ^
455 (a) European Wax Center, Inc 5
2,472 (a) Everi Holdings, Inc 21
3,035 (a) Expedia Group, Inc 382
723 (a) First Watch Restaurant Group, Inc 13
2,305 (a) Frontdoor, Inc 78
870 (a) Full House Resorts, Inc 4
2,989 (a) Global Business Travel Group I 20
412 Golden Entertainment, Inc 13
63 Graham Holdings Co 44
663 (a) Grand Canyon Education, Inc 93
3,457 H&R Block, Inc 187
1,757 (a) Hilton Grand Vacations, Inc 71
5,898 Hilton Worldwide Holdings, Inc 1,287
969 Hyatt Hotels Corp 147
494 (a) Inspired Entertainment, Inc 5
2,584 International Game Technology plc 53
410 Jack in the Box, Inc 21
2,068 Krispy Kreme, Inc 22
155 (a) Kura Sushi USA, Inc 10
9,002 Las Vegas Sands Corp 398
3,222 Laureate Education, Inc 48
989 (a) Life Time Group Holdings, Inc 19
2,166 (a) Light & Wonder, Inc 227
608 (a) Lindblad Expeditions Holdings, Inc 6
5,692 Marriott International, Inc (Class A) 1,376
835 Marriott Vacations Worldwide Corp 73
17,305 McDonald's Corp 4,410
5,853 (a) MGM Resorts International 260
1,527 (a) Mister Car Wash, Inc 11
388 Monarch Casino & Resort, Inc 26
2,864 (a),(b) Mondee Holdings, Inc 7
9,905 (a) Norwegian Cruise Line Holdings Ltd 186
465 (a) ONE Group Hospitality, Inc 2
1,416 (a) OneSpaWorld Holdings Ltd 22
792 Papa John's International, Inc 37
3,518 (a) Penn National Gaming, Inc 68
600 Perdoceo Education Corp 13
2,081 (a) Planet Fitness, Inc 153
417 (a) Portillo's, Inc 4
330 RCI Hospitality Holdings, Inc 14
925 Red Rock Resorts, Inc 51
5,716 (a) Royal Caribbean Cruises Ltd 911
1,353 (a) Rush Street Interactive, Inc 13
10,188 (a) Sabre Corp 27
771 (a) SeaWorld Entertainment, Inc 42
3,342 Service Corp International 238
1,083 (a) Shake Shack, Inc 97
1,500 (a) Six Flags Entertainment Corp 50
27,251 Starbucks Corp 2,121
673 Strategic Education, Inc 74
1,099 (a) Stride, Inc 77
3,619 (a) Super Group SGHC Ltd 12

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,381 (a) Sweetgreen, Inc $ 72
829 (a) Target Hospitality Corp 7
1,600 Texas Roadhouse, Inc (Class A) 275
1,106 Travel & Leisure Co 50
1,856 (a) Udemy, Inc 16
941 (a) Universal Technical Institute, Inc 15
1,020 Vail Resorts, Inc 184
4,018 Wendy's Co 68
761 Wingstop, Inc 322
1,887 Wyndham Hotels & Resorts, Inc 140
2,451 Wynn Resorts Ltd 219
371 (a) Xponential Fitness, Inc 6
6,770 Yum! Brands, Inc 897
TOTAL CONSUMER SERVICES 27,247
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
9,504 Albertsons Cos, Inc 188
1,108 Andersons, Inc 55
3,420 (a) BJ's Wholesale Club Holdings, Inc 300
889 Casey's General Stores, Inc 339
776 (a) Chefs' Warehouse, Inc 30
10,654 Costco Wholesale Corp 9,056
5,276 Dollar General Corp 698
5,152 (a) Dollar Tree, Inc 550
2,474 (a) Grocery Outlet Holding Corp 55
1,600 (a) HF Foods Group, Inc 5
202 Ingles Markets, Inc (Class A) 14
15,928 Kroger Co 795
4,130 (a) Maplebear, Inc 133
345 Natural Grocers by Vitamin Cottage, Inc 7
3,668 (a) Performance Food Group Co 243
358 Pricesmart, Inc 29
957 SpartanNash Co 18
2,515 (a) Sprouts Farmers Market, Inc 210
12,045 Sysco Corp 860
11,112 Target Corp 1,645
141 (a) United Natural Foods, Inc 2
5,194 (a) US Foods Holding Corp 275
292 Village Super Market (Class A) 8
15,831 Walgreens Boots Alliance, Inc 191
104,216 Walmart, Inc 7,056
313 Weis Markets, Inc 20
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 22,782
ENERGY - 3.8%
1,272 (a) Amplify Energy Corp 9
8,958 Antero Midstream Corp 132
7,090 (a) Antero Resources Corp 231
7,983 APA Corp 235
3,123 Archrock, Inc 63
577 Ardmore Shipping Corp 13
1,601 Atlas Energy Solutions, Inc 32
23,961 Baker Hughes Co 843
1,669 Berry Corp 11
4,580 (b) Borr Drilling Ltd 30
510 (a) Bristow Group, Inc 17
18,244 Cabot Oil & Gas Corp 487
1,403 Cactus, Inc 74
2,028 California Resources Corp 108
230 (a) Centrus Energy Corp 10
4,600 ChampionX Corp 153
5,519 Cheniere Energy, Inc 965

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,194 Chesapeake Energy Corp $ 262
41,491 Chevron Corp 6,490
1,511 Chord Energy Corp 253
2,391 Civitas Resources, Inc 165
4,074 (a) Clean Energy Fuels Corp 11
3,718 (a) CNX Resources Corp 90
2,351 Comstock Resources, Inc 24
28,145 ConocoPhillips 3,219
659 CONSOL Energy, Inc 67
61 Core Laboratories, Inc 1
367 Crescent Energy Co 4
875 CVR Energy, Inc 23
1,510 Delek US Holdings, Inc 37
15,110 Devon Energy Corp 716
3,198 DHT Holdings, Inc 37
3,680 (a) Diamond Offshore Drilling, Inc 57
4,269 Diamondback Energy, Inc 855
1,119 (a) Diversified Energy Co PLC 15
535 (a) DMC Global, Inc 8
1,083 Dorian LPG Ltd 45
4,717 (a) Drilling Tools International Corp 26
1,195 (a) Dril-Quip, Inc 22
2,182 DT Midstream, Inc 155
2,536 (a) Empire Petroleum Corp 13
3,799 (a) Encore Energy Corp 15
4,018 (a),(b) Energy Fuels, Inc 24
13,817 EOG Resources, Inc 1,739
10,519 EQT Corp 389
9,158 Equitrans Midstream Corp 119
3,165 Evolution Petroleum Corp 17
428 Excelerate Energy, Inc 8
1,917 (a) Expro Group Holdings NV 44
107,785 Exxon Mobil Corp 12,408
691 FLEX LNG Ltd 19
981 (a) Forum Energy Technologies, Inc 17
2,739 Golar LNG Ltd 86
1,490 (a) Green Plains, Inc 24
278 (a) Gulfport Energy Operating Corp 42
21,163 Halliburton Co 715
1,956 (a) Helix Energy Solutions Group, Inc 23
2,301 Helmerich & Payne, Inc 83
6,651 Hess Corp 981
3,473 HF Sinclair Corp 185
960 International Seaways, Inc 57
46,540 Kinder Morgan, Inc 925
394 Kinetik Holdings, Inc 16
472 Kodiak Gas Services, Inc 13
11,144 (a) Kosmos Energy Ltd 62
3,840 Liberty Energy, Inc 80
4,177 Magnolia Oil & Gas Corp 106
13,715 Marathon Oil Corp 393
8,458 Marathon Petroleum Corp 1,467
2,911 Matador Resources Co 173
3,449 Murphy Oil Corp 142
238 (a) Nabors Industries Ltd 17
726 Nacco Industries, Inc (Class A) 20
1,311 (b) New Fortress Energy, Inc 29
3,366 (a) Newpark Resources, Inc 28
2,786 (a) NextDecade Corp 22
2,852 Noble Corp plc 127
4,171 Nordic American Tankers Ltd 17
2,343 Northern Oil and Gas, Inc 87

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,892 NOV, Inc $ 169
15,301 Occidental Petroleum Corp 964
2,352 (a) Oceaneering International, Inc 56
2,073 (a) Oil States International, Inc 9
14,009 ONEOK, Inc 1,142
6,170 Ovintiv, Inc 289
1,291 (a) Par Pacific Holdings, Inc 33
7,160 Patterson-UTI Energy, Inc 74
2,663 PBF Energy, Inc 123
1,909 Peabody Energy Corp 42
15,047 Permian Resources Corp 243
10,174 Phillips 66 1,436
17 (a) PrimeEnergy Corp 2
2,609 (a) ProPetro Holding Corp 23
5,850 Range Resources Corp 196
702 (a) Rex American Resources Corp 32
257 Riley Exploration Permian, Inc 7
2,001 (a),(b) Ring Energy, Inc 3
2,256 RPC, Inc 14
1,202 (a) Sable Offshore Corp 18
792 SandRidge Energy, Inc 10
34,308 Schlumberger Ltd 1,619
993 Scorpio Tankers, Inc 81
2,348 (a) SEACOR Marine Holdings, Inc 32
1,338 (a) Seadrill Ltd 69
1,587 Select Water Solutions, Inc 17
2,365 SFL Corp Ltd 33
258 (a) SilverBow Resources, Inc 10
915 Sitio Royalties Corp 22
2,674 SM Energy Co 116
886 Solaris Oilfield Infrastructure, Inc 8
26,298 (a) Southwestern Energy Co 177
1,668 (a) Talos Energy, Inc 20
5,335 Targa Resources Corp 687
10,254 TechnipFMC plc 268
560 Teekay Tankers Ltd 39
3,440 (a) Tetra Technologies, Inc 12
456 Texas Pacific Land Corp 335
1,174 (a) Tidewater, Inc 112
17,372 (a) Transocean Ltd 93
7,605 (a) Uranium Energy Corp 46
1,949 (a) US Silica Holdings, Inc 30
1,428 Vaalco Energy, Inc 9
1,265 (a) Valaris Ltd 94
7,828 Valero Energy Corp 1,227
2,185 Viper Energy Partners LP 82
458 (a) Vital Energy, Inc 21
758 Vitesse Energy, Inc 18
3,587 W&T Offshore, Inc 8
1,897 (a) Weatherford International plc 232
29,217 Williams Cos, Inc 1,242
1,402 World Fuel Services Corp 36
TOTAL ENERGY 48,407
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
1,964 Acadia Realty Trust 35
2,147 Agree Realty Corp 133
1,433 Alexander & Baldwin, Inc 24
113 Alexander's, Inc 25
4,161 Alexandria Real Estate Equities, Inc 487
1,558 Alpine Income Property Trust, Inc 24
241 American Assets Trust, Inc 5

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,549 American Healthcare REIT, Inc $ 23
7,842 American Homes 4 Rent 291
11,262 American Tower Corp 2,189
7,241 Americold Realty Trust, Inc 185
1,091 (a) Apartment Investment and Management Co 9
4,526 Apple Hospitality REIT, Inc 66
1,658 Armada Hoffler Properties, Inc 18
3,405 AvalonBay Communities, Inc 705
3,769 Boston Properties, Inc 232
10,878 Braemar Hotels & Resorts, Inc 28
3,704 Brandywine Realty Trust 17
6,210 Brixmor Property Group, Inc 143
4,091 Broadstone Net Lease, Inc 65
552 BRT Apartments Corp 10
2,484 Camden Property Trust 271
3,211 CareTrust REIT, Inc 81
1,043 CBL & Associates Properties, Inc 24
460 Centerspace 31
1,449 Chatham Lodging Trust 12
1,087 City Office REIT, Inc 5
544 Clipper Realty, Inc 2
753 Community Healthcare Trust, Inc 18
2,602 Corporate Office Properties Trust 65
4,434 Cousins Properties, Inc 103
10,583 Crown Castle, Inc 1,034
588 (b) CTO Realty Growth, Inc 10
5,793 CubeSmart 262
7,193 DiamondRock Hospitality Co 61
7,652 Digital Realty Trust, Inc 1,164
7,300 Diversified Healthcare Trust 22
4,303 Douglas Emmett, Inc 57
1,724 Easterly Government Properties, Inc 21
1,084 EastGroup Properties, Inc 184
3,522 Empire State Realty Trust, Inc 33
1,203 EPR Properties 51
2,279 Equinix, Inc 1,724
2,060 (a) Equity Commonwealth 40
4,198 Equity Lifestyle Properties, Inc 273
9,067 Equity Residential 629
4,151 Essential Properties Realty Trust, Inc 115
1,559 Essex Property Trust, Inc 424
5,053 Extra Space Storage, Inc 785
967 (b) Farmland Partners, Inc 11
1,812 Federal Realty Investment Trust 183
3,144 First Industrial Realty Trust, Inc 149
1,561 Four Corners Property Trust, Inc 39
5,692 Gaming and Leisure Properties, Inc 257
1,064 Getty Realty Corp 28
881 Gladstone Commercial Corp 13
815 Gladstone Land Corp 11
1,479 Global Medical REIT, Inc 13
4,782 Global Net Lease, Inc 35
7,674 Healthcare Realty Trust, Inc 127
17,994 Healthpeak Properties, Inc 353
2,503 Highwoods Properties, Inc 66
16,728 Host Hotels & Resorts Inc 301
3,600 Hudson Pacific Properties, Inc 17
5,802 Independence Realty Trust, Inc 109
821 Innovative Industrial Properties, Inc 90
1,587 InvenTrust Properties Corp 39
15,137 Invitation Homes, Inc 543
7,001 Iron Mountain, Inc 627

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
577 JBG SMITH Properties $ 9
2,453 Kilroy Realty Corp 77
15,811 Kimco Realty Corp 308
4,843 Kite Realty Group Trust 108
2,210 Lamar Advertising Co 264
6,924 Lexington Realty Trust 63
838 LTC Properties, Inc 29
6,081 Macerich Co 94
1,163 Mack-Cali Realty Corp 17
16,419 Medical Properties Trust, Inc 71
2,787 Mid-America Apartment Communities, Inc 397
986 National Health Investors, Inc 67
4,094 National Retail Properties, Inc 174
2,086 National Storage Affiliates Trust 86
336 NET Lease Office Properties 8
1,788 NETSTREIT Corp 29
662 NexPoint Residential Trust, Inc 26
5,263 Omega Healthcare Investors, Inc 180
574 One Liberty Properties, Inc 14
1,597 Orion Office REIT, Inc 6
2,970 Outfront Media, Inc 43
4,579 Paramount Group, Inc 21
4,924 Park Hotels & Resorts, Inc 74
738 Peakstone Realty Trust 8
4,334 Pebblebrook Hotel Trust 60
2,989 Phillips Edison & Co, Inc 98
3,343 Piedmont Office Realty Trust, Inc 24
628 Plymouth Industrial REIT, Inc 13
1,168 Postal Realty Trust, Inc 16
1,831 PotlatchDeltic Corp 72
22,270 Prologis, Inc 2,501
3,798 Public Storage, Inc 1,093
3,541 Rayonier, Inc 103
21,112 Realty Income Corp 1,115
4,213 Regency Centers Corp 262
1,303 Retail Opportunity Investments Corp 16
5,133 Rexford Industrial Realty, Inc 229
2,146 RLJ Lodging Trust 21
1,525 Ryman Hospitality Properties, Inc 152
4,837 Sabra Health Care REIT, Inc 75
830 Safehold, Inc 16
392 Saul Centers, Inc 14
2,579 SBA Communications Corp 506
742 Service Properties Trust 4
7,767 Simon Property Group, Inc 1,179
6,051 SITE Centers Corp 88
1,278 SL Green Realty Corp 72
4,481 STAG Industrial, Inc 162
235 (a) Star Holdings 3
3,928 Summit Hotel Properties, Inc 24
2,965 Sun Communities, Inc 357
4,521 Sunstone Hotel Investors, Inc 47
2,916 Tanger Factory Outlet Centers, Inc 79
2,271 Terreno Realty Corp 134
7,879 UDR, Inc 324
994 UMH Properties, Inc 16
3,786 Uniti Group, Inc 11
294 Universal Health Realty Income Trust 12
3,855 Urban Edge Properties 71
9,861 Ventas, Inc 506
24,615 (d) VICI Properties, Inc 705
4,805 Vornado Realty Trust 126

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,097 Washington REIT $ 33
14,202 (d) Welltower, Inc 1,481
17,732 Weyerhaeuser Co 503
1,293 Whitestone REIT 17
5,004 WP Carey, Inc 276
994 Xenia Hotels & Resorts, Inc 14
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 30,029
FINANCIAL SERVICES - 7.3%
758 Affiliated Managers Group, Inc 118
5,810 (a) Affirm Holdings, Inc 176
16,611 (b) AGNC Investment Corp 158
315 Alerus Financial Corp 6
6,587 Ally Financial, Inc 261
406 A-Mark Precious Metals, Inc 13
13,636 American Express Co 3,157
2,407 Ameriprise Financial, Inc 1,028
12,637 Annaly Capital Management, Inc 241
3,041 Apollo Commercial Real Estate Finance, Inc 30
12,382 Apollo Global Management, Inc 1,462
3,729 Arbor Realty Trust, Inc 54
1,014 Ares Commercial Real Estate Corp 7
4,280 Ares Management Corp 570
412 ARMOUR Residential REIT, Inc 8
1,731 Artisan Partners Asset Management, Inc 71
802 (a) AssetMark Financial Holdings, Inc 28
3,908 (a) AvidXchange Holdings, Inc 47
1,276 B Riley Financial, Inc 23
13 Banco Latinoamericano de Exportaciones S.A. (Class E) 0 ^
17,979 Bank of New York Mellon Corp 1,077
43,959 (a) Berkshire Hathaway, Inc 17,883
8,951 BGC Group, Inc 74
3,546 BlackRock, Inc 2,792
4,136 Blackstone Mortgage Trust, Inc 72
17,087 Blackstone, Inc 2,115
13,479 (a) Block, Inc 869
11,576 Blue Owl Capital, Inc 205
1,184 Bread Financial Holdings, Inc 53
1,604 Brightsphere Investment Group, Inc 36
3,033 BrightSpire Capital, Inc 17
4,774 Burford Capital Ltd 62
2,523 Cannae Holdings, Inc 46
1,535 (a) Cantaloupe, Inc 10
9,150 Capital One Financial Corp 1,267
5,682 Carlyle Group, Inc 228
576 Cass Information Systems, Inc 23
2,571 Cboe Global Markets, Inc 437
35,495 Charles Schwab Corp 2,616
1,947 Chimera Investment Corp 25
2,359 Claros Mortgage Trust, Inc 19
8,570 CME Group, Inc 1,685
853 Cohen & Steers, Inc 62
4,738 (a) Coinbase Global, Inc 1,053
1,463 Compass Diversified Trust 32
5,897 Corebridge Financial, Inc 172
1,711 (a) Corpay, Inc 456
129 (a) Credit Acceptance Corp 66
118 Diamond Hill Investment Group, Inc 17
6,151 Discover Financial Services 805
445 (a) Donnelley Financial Solutions, Inc 27
620 Dynex Capital, Inc 7
1,030 (b) Ellington Financial, Inc 12

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
215 Enact Holdings, Inc $ 7
553 (a) Encore Capital Group, Inc 23
613 (a) Enova International, Inc 38
7,778 Equitable Holdings, Inc 318
2,494 Essent Group Ltd 140
1,004 (a) Euronet Worldwide, Inc 104
904 Evercore Partners, Inc (Class A) 188
1,923 EVERTEC, Inc 64
917 Factset Research Systems, Inc 374
120 Federal Agricultural Mortgage Corp (FAMC) 22
13,494 Fidelity National Information Services, Inc 1,017
848 FirstCash Holdings, Inc 89
13,986 (a) Fiserv, Inc 2,084
2,549 (a) Flywire Corp 42
481 (a),(b) Forge Global Holdings, Inc 1
48 Franklin BSP Realty Trust, Inc 1
6,849 Franklin Resources, Inc 153
559 GCM Grosvenor, Inc 5
6,332 Global Payments, Inc 612
7,574 Goldman Sachs Group, Inc 3,426
1,667 Granite Point Mortgage Trust, Inc 5
1,775 (a) Green Dot Corp 17
904 Hamilton Lane, Inc 112
2,171 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 64
1,184 Houlihan Lokey, Inc 160
1,910 (a) Hut 8 Corp 29
351 (a) I3 Verticals, Inc 8
2,433 Interactive Brokers Group, Inc (Class A) 298
13,636 Intercontinental Exchange, Inc 1,867
677 (a) International Money Express, Inc 14
8,781 Invesco Ltd 131
645 (b) Invesco Mortgage Capital, Inc 6
1,860 Jack Henry & Associates, Inc 309
2,026 Jackson Financial, Inc 150
3,234 Janus Henderson Group plc 109
4,323 Jefferies Financial Group, Inc 215
16,167 KKR & Co, Inc 1,701
933 KKR Real Estate Finance Trust, Inc 8
2,645 Ladder Capital Corp 30
2,463 Lazard, Inc 94
2,865 (a) LendingClub Corp 24
334 (a) LendingTree, Inc 14
1,798 LPL Financial Holdings, Inc 502
965 MarketAxess Holdings, Inc 194
11,987 (a) Marqeta, Inc 66
19,862 Mastercard, Inc (Class A) 8,762
77 Merchants Bancorp 3
2,348 MFA Financial, Inc 25
7,150 MGIC Investment Corp 154
1,603 Moelis & Co 91
202 (a) Moneylion, Inc 15
3,792 Moody's Corp 1,596
27,879 Morgan Stanley 2,710
584 Morningstar, Inc 173
1,830 (a) Mr Cooper Group, Inc 149
1,879 MSCI, Inc (Class A) 905
8,811 Nasdaq Stock Market, Inc 531
609 Navient Corp 9
1,078 (a) NCR Corp ATM 29
249 Nelnet, Inc (Class A) 25
619 (a) NerdWallet, Inc 9
2,274 New York Mortgage Trust, Inc 13

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,265 (a) NMI Holdings, Inc $ 77
4,855 Northern Trust Corp 408
2,990 OneMain Holdings, Inc 145
3,011 (a) Open Lending Corp 17
651 Orchid Island Capital, Inc 5
1,141 P10, Inc 10
5,269 (a) Pagseguro Digital Ltd 62
1,422 Patria Investments Ltd 17
5,249 (a) Payoneer Global, Inc 29
25,131 (a) PayPal Holdings, Inc 1,458
1,007 (a) Paysafe Ltd 18
750 PennyMac Financial Services, Inc 71
2,070 PennyMac Mortgage Investment Trust 28
745 Perella Weinberg Partners 12
419 Piper Jaffray Cos 96
727 PJT Partners, Inc 78
684 (a) PRA Group, Inc 13
750 PROG Holdings, Inc 26
4,226 Radian Group, Inc 131
4,513 Raymond James Financial, Inc 558
3,562 Ready Capital Corp 29
2,761 Redwood Trust, Inc 18
383 Regional Management Corp 11
3,564 (a) Remitly Global, Inc 43
2,014 (a) Repay Holdings Corp 21
11,204 Rithm Capital Corp 122
15,885 (a) Robinhood Markets, Inc 361
3,914 (a) Rocket Cos, Inc 54
7,571 S&P Global, Inc 3,377
2,167 SEI Investments Co 140
1,262 (a),(b) Shift4 Payments, Inc 93
6,060 SLM Corp 126
22,427 (a),(b) SoFi Technologies, Inc 148
7,310 Starwood Property Trust, Inc 138
7,235 State Street Corp 535
1,257 StepStone Group, Inc 58
2,468 Stifel Financial Corp 208
6,153 (a) StoneCo Ltd 74
901 (a) StoneX Group, Inc 68
87 (a) SWK Holdings Corp 2
9,625 Synchrony Financial 454
5,251 T Rowe Price Group, Inc 606
2,205 TFS Financial Corp 28
10,647 (a) Toast, Inc 274
1,884 TPG RE Finance Trust, Inc 16
1,717 TPG, Inc 71
2,601 Tradeweb Markets, Inc 276
2,103 Two Harbors Investment Corp 28
2,095 (a),(b) Upstart Holdings, Inc 49
2,181 (b) UWM Holdings Corp 15
711 Victory Capital Holdings, Inc 34
1,980 Virtu Financial, Inc 44
255 Virtus Investment Partners, Inc 58
37,843 Visa, Inc (Class A) 9,933
2,158 Voya Financial, Inc 154
771 Walker & Dunlop, Inc 76
1,032 Waterstone Financial, Inc 13
8,485 Western Union Co 104
953 (a) WEX, Inc 169
4,611 WisdomTree, Inc 46
160 (a) World Acceptance Corp 20

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
9,792 XP, Inc $ 172
TOTAL FINANCIAL SERVICES 93,337
FOOD, BEVERAGE & TOBACCO - 2.4%
41,274 Altria Group, Inc 1,880
11,837 Archer-Daniels-Midland Co 716
1,674 B&G Foods, Inc (Class A) 14
1,699 (a),(b) Beyond Meat, Inc 11
206 (a) Boston Beer Co, Inc (Class A) 63
1,291 Brown-Forman Corp (Class A) 57
4,162 Brown-Forman Corp (Class B) 180
3,406 Bunge Global S.A. 364
583 Calavo Growers, Inc 13
700 Cal-Maine Foods, Inc 43
4,582 Campbell Soup Co 207
4,227 (a) Celsius Holdings, Inc 241
93,372 Coca-Cola Co 5,943
126 Coca-Cola Consolidated Inc 137
11,438 ConAgra Brands, Inc 325
3,825 Constellation Brands, Inc (Class A) 984
4,066 (a) Darling International, Inc 149
1,898 Dole plc 23
705 (a) Duckhorn Portfolio, Inc 5
4,047 Flowers Foods, Inc 90
1,252 (a),(b) Forafric Global plc 13
1,151 Fresh Del Monte Produce, Inc 25
1,117 (a) Freshpet, Inc 145
13,210 General Mills, Inc 836
2,641 (a) Hain Celestial Group, Inc 18
3,546 Hershey Co 652
6,959 Hormel Foods Corp 212
1,536 Ingredion, Inc 176
308 J&J Snack Foods Corp 50
2,480 J.M. Smucker Co 270
368 John B Sanfilippo & Son, Inc 36
6,298 Kellogg Co 363
25,432 Keurig Dr Pepper, Inc 849
21,278 Kraft Heinz Co 686
3,732 Lamb Weston Holdings, Inc 314
383 Lancaster Colony Corp 72
6,128 McCormick & Co, Inc 435
476 MGP Ingredients, Inc 35
684 (a) Mission Produce, Inc 7
4,022 Molson Coors Brewing Co (Class B) 204
32,159 Mondelez International, Inc 2,105
17,809 (a) Monster Beverage Corp 890
607 National Beverage Corp 31
33,018 PepsiCo, Inc 5,446
37,486 Philip Morris International, Inc 3,798
986 (a) Pilgrim's Pride Corp 38
1,066 (a) Post Holdings, Inc 111
2,940 Primo Water Corp 64
5 Seaboard Corp 16
226 (a) Seneca Foods Corp 13
2,221 (a) Simply Good Foods Co 80
2,448 (a) SunOpta, Inc 13
1,691 (a) TreeHouse Foods, Inc 62
310 Turning Point Brands, Inc 10
6,704 Tyson Foods, Inc (Class A) 383
612 Universal Corp 30
1,426 Utz Brands, Inc 24
3,498 Vector Group Ltd 37

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
630 (a) Vita Coco Co, Inc $ 18
689 (a) Vital Farms, Inc 32
1,716 WK Kellogg Co 28
TOTAL FOOD, BEVERAGE & TOBACCO 30,072
HEALTH CARE EQUIPMENT & SERVICES - 4.7%
41,662 Abbott Laboratories 4,329
2,188 (a) Acadia Healthcare Co, Inc 148
1,487 (a) Accolade, Inc 5
2,296 (a) AdaptHealth Corp 23
409 (a) Addus HomeCare Corp 47
7,389 (a) agilon health, Inc 48
1,832 (a) Align Technology, Inc 442
2,083 (a) Alignment Healthcare, Inc 16
2,458 (a) Alphatec Holdings, Inc 26
768 (a) Amedisys, Inc 70
4,061 AmerisourceBergen Corp 915
986 (a) AMN Healthcare Services, Inc 51
1,310 (a) Angiodynamics, Inc 8
1,046 (a) Apollo Medical Holdings, Inc 42
1,229 (a) AtriCure, Inc 28
40 Atrion Corp 18
1,650 (a) Avanos Medical, Inc 33
1,345 (a) Aveanna Healthcare Holdings, Inc 4
1,009 (a) Axogen, Inc 7
1,185 (a) Axonics, Inc 80
11,658 Baxter International, Inc 390
6,942 Becton Dickinson & Co 1,622
35,289 (a) Boston Scientific Corp 2,718
1,283 (a) BrightSpring Health Services, Inc 15
6,211 (a) Brookdale Senior Living, Inc 42
5,892 Cardinal Health, Inc 579
627 (a) Castle Biosciences, Inc 14
12,806 (a) Centene Corp 849
3,092 (a) Certara, Inc 43
4,212 (a) Cerus Corp 7
365 Chemed Corp 198
6,694 Cigna Group 2,213
671 Conmed Corp 47
4,527 (a) Cooper Cos, Inc 395
189 (a) Corvel Corp 48
1,273 (a) Cross Country Healthcare, Inc 18
1,250 (a) CryoLife, Inc 32
30,294 CVS Health Corp 1,789
1,340 (a) DaVita, Inc 186
792 (a) Definitive Healthcare Corp 4
5,191 Dentsply Sirona, Inc 129
9,365 (a) DexCom, Inc 1,062
2,001 (a) DocGo, Inc 6
2,649 (a) Doximity, Inc 74
14,375 (a) Edwards Lifesciences Corp 1,328
5,584 Elevance Health, Inc 3,026
286 Embecta Corp 4
2,399 Encompass Health Corp 206
1,534 (a) Enhabit, Inc 14
1,154 (a) Enovis Corp 52
1,277 Ensign Group, Inc 158
3,894 (a) Envista Holdings Corp 65
2,165 (a) Evolent Health, Inc 41
3,412 (a) Figs, Inc 18
604 (a) Fulgent Genetics, Inc 12
10,023 GE HealthCare Technologies, Inc 781

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,276 (a) Glaukos Corp $ 151
3,018 (a) Globus Medical, Inc 207
2,679 (a) Guardant Health, Inc 77
967 (a) Haemonetics Corp 80
4,641 HCA, Inc 1,491
1,262 (a) Health Catalyst, Inc 8
1,908 (a) HealthEquity, Inc 164
1,071 HealthStream, Inc 30
3,070 (a) Henry Schein, Inc 197
4,521 (a) Hims & Hers Health, Inc 91
5,445 (a) Hologic, Inc 404
2,896 Humana, Inc 1,082
588 (a) ICU Medical, Inc 70
1,962 (a) IDEXX Laboratories, Inc 956
1,298 (a) Inari Medical, Inc 62
1,801 (a) InfuSystem Holdings, Inc 12
2,055 (a) Inmode Ltd 37
316 (a) Innovage Holding Corp 2
672 (a) Inogen, Inc 5
734 (a) Inspire Medical Systems, Inc 98
1,673 (a) Insulet Corp 338
935 (a) Integer Holdings Corp 108
1,812 (a) Integra LifeSciences Holdings Corp 53
8,482 (a) Intuitive Surgical, Inc 3,773
818 (a) iRhythm Technologies, Inc 88
390 (a) Joint Corp 5
2,134 Labcorp Holdings, Inc 434
1,538 (a) Lantheus Holdings, Inc 123
562 LeMaitre Vascular, Inc 46
1,759 (a) LifeStance Health Group, Inc 9
874 (a) LivaNova plc 48
1,202 (a) Masimo Corp 151
3,178 McKesson Corp 1,856
31,923 Medtronic plc 2,513
1,360 (a) Merit Medical Systems, Inc 117
426 (a) ModivCare, Inc 11
1,325 (a) Molina Healthcare, Inc 394
1,138 (a),(b) Nano-X Imaging Ltd 8
212 National Healthcare Corp 23
357 National Research Corp 8
5,732 (a) Neogen Corp 90
3,250 (a) NeoGenomics, Inc 45
1,074 (a) Nevro Corp 9
2,637 (a) Novocure Ltd 45
1,291 (a) Omnicell, Inc 35
13,300 (a),(b) Opko Health, Inc 17
578 (a) OptimizeRx Corp 6
3,932 (a) Option Care Health, Inc 109
2,181 (a) OraSure Technologies, Inc 9
945 (a) Orthofix Medical, Inc 13
357 (a) OrthoPediatrics Corp 10
2,217 (a) Owens & Minor, Inc 30
593 (a) PACS Group, Inc 17
1,177 (a) Paragon 28, Inc 8
1,971 Patterson Cos, Inc 48
1,877 (a) Pediatrix Medical Group, Inc 14
942 (a) Pennant Group, Inc 22
903 (a) Penumbra, Inc 163
619 (a) PetIQ, Inc 14
1,246 (a) Phreesia, Inc 26
2,266 Premier, Inc 42
2,886 (a) Privia Health Group, Inc 50

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
670 (a) PROCEPT BioRobotics Corp $ 41
1,851 (a) Progyny, Inc 53
3,887 (a) Project Roadrunner Parent, Inc 49
711 (a) Pulmonx Corp 4
324 (a),(b) Pulse Biosciences, Inc 4
2,585 Quest Diagnostics, Inc 354
1,394 (a) QuidelOrtho Corp 46
1,510 (a) RadNet, Inc 89
3,423 Resmed, Inc 655
558 (a) RxSight, Inc 34
448 (a) Sanara Medtech, Inc 13
1,342 (a) Schrodinger, Inc 26
1,967 Select Medical Holdings Corp 69
815 (a) SI-BONE, Inc 11
987 (a) Silk Road Medical, Inc 27
414 Simulations Plus, Inc 20
3,381 (a) Solventum Corp 179
1,339 (a) STAAR Surgical Co 64
2,404 STERIS plc 528
8,687 Stryker Corp 2,956
1,791 (a) Surgery Partners, Inc 43
516 (a) SurModics, Inc 22
468 (a) Tactile Systems Technology, Inc 6
1,480 (a) Tandem Diabetes Care, Inc 60
4,752 (a) Teladoc Health, Inc 46
1,106 Teleflex, Inc 233
2,464 (a) Tenet Healthcare Corp 328
604 (a) TransMedics Group, Inc 91
803 (a) Treace Medical Concepts, Inc 5
226 (a) UFP Technologies, Inc 60
22,087 UnitedHealth Group, Inc 11,248
1,487 Universal Health Services, Inc (Class B) 275
468 US Physical Therapy, Inc 43
149 Utah Medical Products, Inc 10
1,492 (a) Varex Imaging Corp 22
3,417 (a) Veeva Systems, Inc 625
4,908 Zimmer Biomet Holdings, Inc 533
56 (a) Zimvie, Inc 1
1,048 (a),(b) Zynex, Inc 10
TOTAL HEALTH CARE EQUIPMENT & SERVICES 59,560
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
3,194 (a) BellRing Brands, Inc 183
400 (a) Central Garden & Pet Co 15
1,807 (a) Central Garden and Pet Co (Class A) 60
5,904 Church & Dwight Co, Inc 612
3,103 Clorox Co 423
19,537 Colgate-Palmolive Co 1,896
9,161 (a) Coty, Inc 92
1,561 Edgewell Personal Care Co 63
1,333 (a) elf Beauty, Inc 281
952 Energizer Holdings, Inc 28
5,675 Estee Lauder Cos (Class A) 604
622 (a) Herbalife Ltd 6
345 Inter Parfums, Inc 40
47,245 Kenvue, Inc 859
8,074 Kimberly-Clark Corp 1,116
366 Medifast, Inc 8
537 (a) Nature's Sunshine Products, Inc 8
142 Nu Skin Enterprises, Inc (Class A) 2
3,350 (a) Olaplex Holdings, Inc 5
56,662 Procter & Gamble Co 9,345

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,260 Reynolds Consumer Products, Inc $ 35
637 Spectrum Brands Holdings, Inc 55
426 (a) USANA Health Sciences, Inc 19
292 WD-40 Co 64
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 15,819
INSURANCE - 2.1%
13,733 Aflac, Inc 1,227
6,308 Allstate Corp 1,007
1,747 (a) AMBAC Financial Group, Inc 22
1,653 American Financial Group, Inc 203
16,181 American International Group, Inc 1,201
30 Amerisafe, Inc 1
4,767 Aon plc 1,400
8,722 (a) Arch Capital Group Ltd 880
1,099 Assurant, Inc 183
1,075 Assured Guaranty Ltd 83
1,520 Axis Capital Holdings Ltd 107
1,482 (a) Brighthouse Financial, Inc 64
5,625 Brown & Brown, Inc 503
1,510 (a) BRP Group, Inc 54
9,762 Chubb Ltd 2,490
3,675 Cincinnati Financial Corp 434
125 CNA Financial Corp 6
2,368 CNO Financial Group, Inc 66
406 Donegal Group, Inc (Class A) 5
176 Employers Holdings, Inc 8
302 (a) Enstar Group Ltd 92
1,034 Everest Re Group Ltd 394
496 F&G Annuities & Life, Inc 19
1,154 Fidelis Insurance Holdings Ltd 19
6,359 Fidelity National Financial, Inc 314
2,403 First American Financial Corp 130
5,221 Gallagher (Arthur J.) & Co 1,354
9,101 (a) Genworth Financial, Inc (Class A) 55
2,154 Globe Life, Inc 177
1,239 (a) GoHealth, Inc 12
512 (a) Goosehead Insurance, Inc 29
621 (a) Greenlight Capital Re Ltd (Class A) 8
857 Hanover Insurance Group, Inc 108
7,327 Hartford Financial Services Group, Inc 737
290 HCI Group, Inc 27
348 (a) Hippo Holdings, Inc 6
530 Horace Mann Educators Corp 17
62 Investors Title Co 11
865 James River Group Holdings Ltd 7
1,556 Kemper Corp 92
544 Kinsale Capital Group, Inc 210
1,146 (a),(b) Lemonade, Inc 19
4,071 Lincoln National Corp 127
4,389 Loews Corp 328
317 (a) Markel Corp 499
11,893 Marsh & McLennan Cos, Inc 2,506
2,049 MBIA, Inc 11
754 Mercury General Corp 40
14,317 Metlife, Inc 1,005
14 National Western Life Group, Inc 7
394 (a) NI Holdings, Inc 6
6,154 Old Republic International Corp 190
3,765 (a) Oscar Health, Inc 60
682 (a) Palomar Holdings, Inc 55
838 Primerica, Inc 198

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,600 Principal Financial Group $ 439
1,956 (a) ProAssurance Corp 24
14,054 Progressive Corp 2,919
8,629 Prudential Financial, Inc 1,011
1,571 Reinsurance Group of America, Inc (Class A) 322
1,234 RenaissanceRe Holdings Ltd 276
994 RLI Corp 140
543 (a) Root, Inc 28
2,077 Ryan Specialty Holdings, Inc 120
192 Safety Insurance Group, Inc 14
1,288 Selective Insurance Group, Inc 121
3,622 (a) Selectquote, Inc 10
827 (a) SiriusPoint Ltd 10
648 (a) Skyward Specialty Insurance Group, Inc 23
815 Stewart Information Services Corp 51
1,255 Tiptree, Inc 21
5,580 Travelers Cos, Inc 1,135
1,119 (a) Trupanion, Inc 33
844 United Fire Group, Inc 18
1,340 Universal Insurance Holdings, Inc 25
4,233 Unum Group 216
4,971 W.R. Berkley Corp 391
54 White Mountains Insurance Group Ltd 98
2,444 Willis Towers Watson plc 641
TOTAL INSURANCE 26,899
MATERIALS - 2.5%
889 AdvanSix, Inc 20
5,417 Air Products & Chemicals, Inc 1,398
2,805 Albemarle Corp 268
4,298 Alcoa Corp 171
3,295 (a) Allegheny Technologies, Inc 183
300 Alpha Metallurgical Resources, Inc 84
34,519 Amcor plc 338
1,143 American Vanguard Corp 10
1,496 Aptargroup, Inc 211
19,068 (a) Arcadium Lithium plc 64
402 Arch Resources, Inc 61
4,201 Ardagh Metal Packaging S.A. 14
1,363 Ashland, Inc 129
562 (a) Aspen Aerogels, Inc 13
1,841 Avery Dennison Corp 403
2,152 Avient Corp 94
4,706 (a) Axalta Coating Systems Ltd 161
794 Balchem Corp 122
7,671 Ball Corp 460
2,439 Berry Global Group, Inc 144
1,280 Cabot Corp 118
1,242 Carpenter Technology Corp 136
2,649 Celanese Corp (Series A) 357
1,274 (a) Century Aluminum Co 21
4,704 CF Industries Holdings, Inc 349
3,126 Chemours Co 71
623 (a) Clearwater Paper Corp 30
11,798 (a) Cleveland-Cliffs, Inc 182
6,825 (a) Coeur Mining, Inc 38
2,747 Commercial Metals Co 151
1,021 Compass Minerals International, Inc 11
3,080 (a) Constellium SE 58
99 (a) Contango ORE, Inc 2
17,198 Corteva, Inc 928
16,495 CRH plc 1,237

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,539 Crown Holdings, Inc $ 189
16,896 Dow, Inc 896
10,039 DuPont de Nemours, Inc 808
820 Eagle Materials, Inc 178
2,807 Eastman Chemical Co 275
5,925 Ecolab, Inc 1,410
890 (a) Ecovyst, Inc 8
6,085 Element Solutions, Inc 165
2,829 FMC Corp 163
34,365 Freeport-McMoRan, Inc (Class B) 1,670
954 FutureFuel Corp 5
7,879 Graphic Packaging Holding Co 207
563 Greif, Inc (Class A) 32
203 Greif, Inc (Class B) 13
1,239 H.B. Fuller Co 95
461 Hawkins, Inc 42
76 Haynes International, Inc 4
16,414 Hecla Mining Co 80
3,500 Huntsman Corp 80
5,121 (a) i-80 Gold Corp 6
915 (a) Ingevity Corp 40
586 Innospec, Inc 72
6,138 International Flavors & Fragrances, Inc 584
8,369 International Paper Co 361
362 (a) Intrepid Potash, Inc 8
1,480 (a) Ivanhoe Electric, Inc 14
381 Kaiser Aluminum Corp 33
1,339 (a) Knife River Corp 94
850 Koppers Holdings, Inc 31
893 Kronos Worldwide, Inc 11
11,539 Linde plc 5,063
1,747 Louisiana-Pacific Corp 144
952 (a) LSB Industries, Inc 8
6,249 LyondellBasell Industries NV 598
1,468 Martin Marietta Materials, Inc 795
467 Materion Corp 50
1,284 (a) Metals Acquisition Ltd 18
758 Minerals Technologies, Inc 63
7,822 Mosaic Co 226
2,475 (a),(b) MP Materials Corp 32
871 Myers Industries, Inc 12
126 NewMarket Corp 65
28,191 Newmont Goldcorp Corp 1,180
192 (a) Novagold Resources, Inc 1
5,754 Nucor Corp 910
3,476 (a) O-I Glass, Inc 39
2,933 Olin Corp 138
395 Olympic Steel, Inc 18
2,087 Orion S.A. 46
2,168 Packaging Corp of America 396
728 Pactiv Evergreen, Inc 8
3,762 (a) Perimeter Solutions S.A. 29
464 (a),(b) Piedmont Lithium, Inc 5
5,413 PPG Industries, Inc 681
2,935 (a) PureCycle Technologies, Inc 17
452 Quaker Chemical Corp 77
646 Ramaco Resources, Inc 8
128 Ramaco Resources, Inc 1
821 (a) Ranpak Holdings Corp 5
1,744 (a) Rayonier Advanced Materials, Inc 9
1,410 Reliance Steel & Aluminum Co 403
1,545 Royal Gold, Inc 193

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,901 RPM International, Inc $ 312
592 Ryerson Holding Corp 12
941 Schnitzer Steel Industries, Inc (Class A) 14
1,637 Schweitzer-Mauduit International, Inc 28
1,019 Scotts Miracle-Gro Co (Class A) 66
3,590 Sealed Air Corp 125
1,015 Sensient Technologies Corp 75
5,632 Sherwin-Williams Co 1,681
1,821 Silgan Holdings, Inc 77
2,169 Sonoco Products Co 110
2,186 Southern Copper Corp 236
3,190 SSR Mining, Inc 14
3,762 Steel Dynamics, Inc 487
479 Stepan Co 40
3,454 (a) Summit Materials, Inc 126
2,524 SunCoke Energy, Inc 25
905 Sylvamo Corp 62
1,535 (a) TimkenSteel Corp 31
1,164 Tredegar Corp 6
361 Trimas Corp 9
2,830 Tronox Holdings plc 44
66 United States Lime & Minerals, Inc 24
5,082 United States Steel Corp 192
3,176 Vulcan Materials Co 790
1,235 Warrior Met Coal, Inc 78
886 Westlake Chemical Corp 128
6,139 Westrock Co 309
858 Worthington Industries, Inc 41
858 Worthington Steel, Inc 29
TOTAL MATERIALS 32,020
MEDIA & ENTERTAINMENT - 7.8%
1,783 (a) Advantage Solutions, Inc 6
118,295 Alphabet, Inc 21,698
141,171 Alphabet, Inc (Class A) 25,714
6,627 (a) AMC Entertainment Holdings, Inc 33
921 (a) AMC Networks, Inc 9
428 (a) Atlanta Braves Holdings, Inc 18
1,596 (a) Atlanta Braves Holdings, Inc 63
353 (a) Boston Omaha Corp 5
2,348 (a) Bumble, Inc 25
134 (b) Cable One, Inc 47
2,709 (a) Cargurus, Inc 71
2,223 (a) Cars.com, Inc 44
2,253 (a) Charter Communications, Inc 674
3,434 (a) Cinemark Holdings, Inc 74
10,518 (a) Clear Channel Outdoor Holdings, Inc 15
93,463 Comcast Corp (Class A) 3,660
46 (a) Daily Journal Corp 18
6,530 Electronic Arts, Inc 910
2,637 Entravision Communications Corp (Class A) 5
2,165 (a) Eventbrite, Inc 10
452 (a) EverQuote, Inc 9
1,941 (a) EW Scripps Co (Class A) 6
6,158 Fox Corp (Class A) 212
3,832 Fox Corp (Class B) 123
7,295 (a),(b) fuboTV, Inc 9
4,050 (a) Gannett Co, Inc 19
2,117 Gray Television, Inc 11
2,290 (a) IAC, Inc 107
1,677 (a) IMAX Corp 28
1,209 (a) Integral Ad Science Holding Corp 12

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
9,042 Interpublic Group of Cos, Inc $ 263
1,411 John Wiley & Sons, Inc (Class A) 57
3,122 (a) Liberty Broadband Corp 171
337 (a) Liberty Broadband Corp (Class A) 18
300 (a) Liberty Media Corp-Liberty Formula One (Class A) 19
4,828 (a) Liberty Media Corp-Liberty Formula One (Class C) 347
489 (a) Liberty Media Corp-Liberty Live (Class A) 18
1,236 (a) Liberty Media Corp-Liberty Live (Class C) 47
4,032 (a) Liberty Media Corp-Liberty SiriusXM 89
1,910 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 42
2,000 (a) Lions Gate Entertainment Corp (Class A) 19
3,835 (a) Lions Gate Entertainment Corp (Class B) 33
3,897 (a) Live Nation, Inc 365
832 (a) Madison Square Garden Entertainment Corp 29
456 (a) Madison Square Garden Sports Corp 86
3,683 (a) Magnite, Inc 49
736 Marcus Corp 8
6,357 (a) Match Group, Inc 193
494 (a) MediaAlpha, Inc 7
52,624 Meta Platforms, Inc 26,534
10,293 (a) NetFlix, Inc 6,947
3,543 New York Times Co (Class A) 181
9,283 News Corp (Class A) 256
3,112 News Corp (Class B) 88
805 Nexstar Media Group, Inc 134
3,861 (a) Nextdoor Holdings, Inc 11
4,734 Omnicom Group, Inc 425
244 Paramount Global (Class A) 5
12,438 Paramount Global (Class B) 129
14,078 (a) Pinterest, Inc 620
2,020 (a) Playstudios, Inc 4
2,676 Playtika Holding Corp 21
1,094 (a) PubMatic, Inc 22
1,192 (a) QuinStreet, Inc 20
12,265 (a) ROBLOX Corp 456
3,076 (a) Roku, Inc 184
1,096 Scholastic Corp 39
719 Shutterstock, Inc 28
132 (b) Sinclair, Inc 2
14,668 (b) Sirius XM Holdings, Inc 42
832 (a) Sphere Entertainment Co 29
3,413 (a) Spotify Technology S.A. 1,071
1,585 (a) Stagwell, Inc 11
3,971 (a) Take-Two Interactive Software, Inc 617
708 (a) TechTarget, Inc 22
3,825 TEGNA, Inc 53
612 (a) Thryv Holdings, Inc 11
1,894 TKO Group Holdings, Inc 205
2,932 (a) TripAdvisor, Inc 52
2,406 (a) TrueCar, Inc 8
1,384 (a) Trump Media & Technology Group Corp 45
3,939 (a) Vimeo, Inc 15
44,106 Walt Disney Co 4,379
59,079 (a) Warner Bros Discovery, Inc 440
1,263 (a) WideOpenWest, Inc 7
2,109 (a) Yelp, Inc 78
1,245 (a) Ziff Davis, Inc 69
1,977 (a) ZipRecruiter, Inc 18
7,616 (a) ZoomInfo Technologies, Inc 97
TOTAL MEDIA & ENTERTAINMENT 98,870

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
2,501 (a) 10X Genomics, Inc $ 49
7,351 (a),(b) 2seventy bio, Inc 28
524 (a) 4D Molecular Therapeutics, Inc 11
1,639 (a) 89bio, Inc 13
42,686 AbbVie, Inc 7,322
2,591 (a) Acadia Pharmaceuticals, Inc 42
3,224 (a) Adaptive Biotechnologies Corp 12
9,804 (a) ADC Therapeutics SA 31
4,828 (a) ADMA Biologics, Inc 54
3,618 (a) Adverum Biotechnologies, Inc 25
292 (a) Agenus, Inc 5
7,069 Agilent Technologies, Inc 916
1,033 (a) Agios Pharmaceuticals, Inc 45
1,191 (a) Akero Therapeutics, Inc 28
1,235 (a) Aldeyra Therapeutics, Inc 4
1,504 (a) Alector, Inc 7
4,357 (a) Alkermes plc 105
2,417 (a) Allogene Therapeutics, Inc 6
3,009 (a) Alnylam Pharmaceuticals, Inc 731
1,340 (a),(b) Altimmune, Inc 9
515 (a),(b) ALX Oncology Holdings, Inc 3
12,903 Amgen, Inc 4,032
8,241 (a) Amicus Therapeutics, Inc 82
2,888 (a) Amneal Pharmaceuticals, Inc 18
766 (a) Amphastar Pharmaceuticals, Inc 31
679 (a) AnaptysBio, Inc 17
1,840 (a),(b) Anavex Life Sciences Corp 8
292 (a) ANI Pharmaceuticals, Inc 19
566 (a) Anika Therapeutics, Inc 14
612 (a) Annexon, Inc 3
2,514 (a) Apellis Pharmaceuticals, Inc 96
1,104 (a) Apogee Therapeutics, Inc 43
2,291 (a) Arbutus Biopharma Corp 7
798 (a) Arcellx, Inc 44
625 (a) Arcturus Therapeutics Holdings, Inc 15
1,321 (a) Arcus Biosciences, Inc 20
2,006 (a) Arcutis Biotherapeutics, Inc 19
5,648 (a) Ardelyx, Inc 42
2,078 (a) Arrowhead Pharmaceuticals, Inc 54
1,292 (a) Arvinas, Inc 34
2,552 (a) Astria Therapeutics, Inc 23
1,878 (a) Atea Pharmaceuticals, Inc 6
478 (a) Aura Biosciences, Inc 4
3,648 (a) Aurinia Pharmaceuticals, Inc 21
2,201 (a) Avadel Pharmaceuticals PLC 31
17,155 (a) Avantor, Inc 364
1,798 (a) Avid Bioservices, Inc 13
2,408 (a) Avidity Biosciences, Inc 98
854 (a),(b) Axsome Therapeutics, Inc 69
1,758 (a) Beam Therapeutics, Inc 41
5,428 (a) BioCryst Pharmaceuticals, Inc 34
3,499 (a) Biogen, Inc 811
1,812 (a) Biohaven Ltd 63
681 (a) BioLife Solutions, Inc 15
4,536 (a) BioMarin Pharmaceutical, Inc 373
527 (a),(b) Biomea Fusion, Inc 2
536 (a) Bio-Rad Laboratories, Inc (Class A) 146
4,009 Bio-Techne Corp 287
2,108 (a),(b) Bluebird Bio, Inc 2
1,361 (a) Blueprint Medicines Corp 147
3,248 (a) Bridgebio Pharma, Inc 82

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
48,712 Bristol-Myers Squibb Co $ 2,023
1,501 (a) Brooks Automation, Inc 79
2,425 Bruker BioSciences Corp 155
5,308 (a) C4 Therapeutics, Inc 25
463 (a) Cabaletta Bio, Inc 3
1,462 (a) CareDx, Inc 23
1,471 (a) Caribou Biosciences, Inc 2
1,147 (a),(b) Cassava Sciences, Inc 14
4,197 (a) Catalent, Inc 236
1,670 (a) Catalyst Pharmaceuticals, Inc 26
1,296 (a) Celldex Therapeutics, Inc 48
10,064 (a) Century Therapeutics, Inc 26
1,443 (a) Cerevel Therapeutics Holdings, Inc 59
401 (a) CG oncology, Inc 13
1,251 (a) Charles River Laboratories International, Inc 258
1,163 (a),(c) Chinook Therapeutics, Inc 0 ^
1,647 (a) Codexis, Inc 5
1,061 (a) Cogent Biosciences, Inc 9
877 (a) Collegium Pharmaceutical, Inc 28
7,441 (a) Compass Therapeutics, Inc 7
564 (a) Corbus Pharmaceuticals Holdings, Inc 26
2,558 (a) Corcept Therapeutics, Inc 83
1,406 (a) Crinetics Pharmaceuticals, Inc 63
1,192 (a) CryoPort, Inc 8
660 (a) Cullinan Oncology, Inc 12
3,007 (a) Cytek Biosciences, Inc 17
2,661 (a) Cytokinetics, Inc 144
15,895 Danaher Corp 3,971
731 (a) Day One Biopharmaceuticals, Inc 10
2,697 (a) Denali Therapeutics, Inc 63
890 (a) Design Therapeutics, Inc 3
472 (a) Disc Medicine, Inc 21
3,515 (a) Dynavax Technologies Corp 39
1,929 (a) Dyne Therapeutics, Inc 68
314 (a) Edgewise Therapeutics, Inc 6
2,042 (a) Editas Medicine, Inc 10
12,879 (a) Elanco Animal Health, Inc 186
10,374 (a) Elevation Oncology, Inc 28
20,427 Eli Lilly & Co 18,494
648 (a) Enanta Pharmaceuticals, Inc 8
619 (a) Enliven Therapeutics, Inc 14
66 (a) Entrada Therapeutics, Inc 1
2,249 (a) Erasca, Inc 5
11,962 (a) Esperion Thereapeutics, Inc 27
702 (a) Evolus, Inc 8
4,622 (a) Exact Sciences Corp 195
7,341 (a) Exelixis, Inc 165
690 (a),(b) EyePoint Pharmaceuticals, Inc 6
9,101 (a) Fate Therapeutics, Inc 30
1,545 (a) Fennec Pharmaceuticals, Inc 9
505 (a) Foghorn Therapeutics, Inc 3
2,432 (a) Fortrea Holdings, Inc 57
1,233 (a) Generation Bio Co 3
12,566 (a) Geron Corp 53
29,972 Gilead Sciences, Inc 2,056
677 (a) GRAIL, Inc 10
3,178 (a) Halozyme Therapeutics, Inc 166
588 (a) Harmony Biosciences Holdings, Inc 18
690 (a),(b) Harrow Health, Inc 14
1,780 (a) Ideaya Biosciences, Inc 62
229 (a),(b) IGM Biosciences, Inc 2
3,828 (a) Illumina, Inc 400

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,364 (a),(b) ImmunityBio, Inc $ 21
1,224 (a) Immunome, Inc 15
1,107 (a) Immunovant, Inc 29
4,463 (a) Incyte Corp 271
203 (a) Inhibrx Biosciences, Inc 3
813 (a),(c) Inhibrx, Inc 1
2,407 (a) Innoviva, Inc 39
4,356 (a),(b) Inozyme Pharma, Inc 19
3,700 (a) Insmed, Inc 248
2,093 (a) Intellia Therapeutics, Inc 47
2,522 (a) Intra-Cellular Therapies, Inc 173
3,279 (a) Ionis Pharmaceuticals, Inc 156
7,077 (a) Iovance Biotherapeutics, Inc 57
4,403 (a) IQVIA Holdings, Inc 931
4,209 (a) Ironwood Pharmaceuticals, Inc 27
572 (a) iTeos Therapeutics, Inc 8
861 (a) Janux Therapeutics, Inc 36
1,453 (a) Jazz Pharmaceuticals plc 155
57,953 Johnson & Johnson 8,470
487 (a) KalVista Pharmaceuticals, Inc 6
400 (a) Keros Therapeutics, Inc 18
706 (a) Kiniksa Pharmaceuticals Ltd 13
988 (a) Kodiak Sciences, Inc 2
486 (a) Krystal Biotech, Inc 89
1,654 (a) Kura Oncology, Inc 34
969 (a) Kymera Therapeutics, Inc 29
1,763 (a) Lexicon Pharmaceuticals, Inc 3
484 (a) Ligand Pharmaceuticals, Inc (Class B) 41
1,283 (a),(b) Liquidia Corp 15
770 (a) Longboard Pharmaceuticals, Inc 21
4,069 (a),(b) Lyell Immunopharma, Inc 6
1,721 (a) MacroGenics, Inc 7
418 (a),(b) Madrigal Pharmaceuticals, Inc 117
569 (a) Magenta Therapeutics, Inc 15
7,710 (a) MannKind Corp 40
3,088 (a) Maravai LifeSciences Holdings, Inc 22
2,546 (a) MaxCyte, Inc 10
609 (a) Medpace Holdings, Inc 251
548 (a) MeiraGTx Holdings plc 2
60,899 Merck & Co, Inc 7,539
126 Mesa Laboratories, Inc 11
522 (a) Mettler-Toledo International, Inc 730
3,231 (a) MiMedx Group, Inc 22
392 (a) Mirum Pharmaceuticals, Inc 13
7,760 (a) Moderna, Inc 922
213 (a) Monte Rosa Therapeutics, Inc 1
597 (a) Morphic Holding, Inc 20
2,502 (a) Myriad Genetics, Inc 61
2,717 (a) Natera, Inc 294
23,365 (a) Nektar Therapeutics 29
2,003 (a) Neumora Therapeutics, Inc 20
2,550 (a) Neurocrine Biosciences, Inc 351
881 (a) Nkarta, Inc 5
3,954 (a),(b) Novavax, Inc 50
1,379 (a) Nurix Therapeutics, Inc 29
786 (a) Nuvalent, Inc 60
4,458 (a) Nuvation Bio, Inc 13
2,221 (a) Ocular Therapeutix, Inc 15
685 (a) Olema Pharmaceuticals, Inc 7
6,427 (a) Omeros Corp 26
183 (a),(c) OmniAb Operations, Inc 0 ^
183 (a),(c) OmniAb Operations, Inc 0 ^

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,373 (a) OmniAb, Inc $ 9
1,103 (a) Organogenesis Holdings, Inc 3
5,283 Organon & Co 109
5,028 (a) Ovid therapeutics, Inc 4
1,343 (a) Pacira BioSciences, Inc 38
3,028 PerkinElmer, Inc 318
2,985 Perrigo Co plc 77
2,618 (a) Perspective Therapeutics, Inc 26
136,163 Pfizer, Inc 3,810
575 (a),(b) Phathom Pharmaceuticals, Inc 6
720 Phibro Animal Health Corp 12
1,499 (a) Pliant Therapeutics, Inc 16
17 (a) Poseida Therapeutics, Inc 0 ^
411 (a) Praxis Precision Medicines, Inc 17
2,435 (a),(b) Precigen, Inc 4
998 (a) Prestige Consumer Healthcare, Inc. 69
1,074 (a),(b) Prime Medicine, Inc 6
1,636 (a) ProKidney Corp 4
1,206 (a) Protagonist Therapeutics, Inc 42
1,011 (a) Prothena Corp plc 21
2,011 (a) PTC Therapeutics, Inc 61
5,325 QIAGEN NV 219
914 (a) Quanterix Corp 12
2,497 (a) Quantum-Si, Inc 3
524 (a) RAPT Therapeutics, Inc 2
5,158 (a),(b) Recursion Pharmaceuticals, Inc 39
2,509 (a) Regeneron Pharmaceuticals, Inc 2,637
1,062 (a) REGENXBIO, Inc 12
2,088 (a) Relay Therapeutics, Inc 14
1,424 (a) Repligen Corp 180
699 (a) Replimune Group, Inc 6
12,642 (a) Revance Therapeutics, Inc 32
3,678 (a) REVOLUTION Medicines, Inc 143
1,363 (a) Rhythm Pharmaceuticals, Inc 56
1 (a) Rigel Pharmaceuticals, Inc 0 ^
1,412 (a) Rocket Pharmaceuticals, Inc 30
9,510 (a) Roivant Sciences Ltd 101
8,941 Royalty Pharma plc 236
1,665 (a) Sage Therapeutics, Inc 18
2,386 (a) Sana Biotechnology, Inc 13
2,126 (a) Sarepta Therapeutics, Inc 336
1,423 (a) Scholar Rock Holding Corp 12
1,913 SIGA Technologies, Inc 15
527 (a) Soleno Therapeutics, Inc 22
1,610 (a),(c) Sorrento Therapeutics, Inc 3
2,303 (a) Sotera Health Co 27
1,868 (a) SpringWorks Therapeutics, Inc 70
830 (a) Spyre Therapeutics, Inc 20
519 (a) Stoke Therapeutics, Inc 7
998 (a) Summit Therapeutics, Inc 8
1,648 (a) Supernus Pharmaceuticals, Inc 44
1,211 (a) Sutro Biopharma, Inc 4
1,544 (a) Syndax Pharmaceuticals, Inc 32
1,233 (a) Tango Therapeutics, Inc 11
197 (a) Tarsus Pharmaceuticals, Inc 5
10,142 (a) Taysha Gene Therapies, Inc 23
285 (a) Tenaya Therapeutics, Inc 1
1,158 (a) Terns Pharmaceuticals, Inc 8
3,788 (a) TG Therapeutics, Inc 67
1,625 (a) Theravance Biopharma, Inc 14
9,171 Thermo Fisher Scientific, Inc 5,072
1,760 Tourmaline Bio, Inc 23

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,469 (a) Travere Therapeutics, Inc $ 12
9,226 (a) Trevi Therapeutics, Inc 27
1,447 (a) Twist Bioscience Corp 71
1,912 (a) Ultragenyx Pharmaceutical, Inc 79
1,053 (a) United Therapeutics Corp 335
79 (a),(b) UroGen Pharma Ltd 1
1,691 (a) Vanda Pharmaceuticals, Inc 10
2,438 (a) Vaxcyte, Inc 184
1,336 (a) Ventyx Biosciences, Inc 3
1,060 (a) Vera Therapeutics, Inc 38
1,983 (a) Veracyte, Inc 43
1,345 (a) Vericel Corp 62
6,192 (a) Vertex Pharmaceuticals, Inc 2,902
5,798 (a) Verve Therapeutics, Inc 28
28,442 Viatris, Inc 302
2,550 (a) Viking Therapeutics, Inc 135
1,798 (a) Vir Biotechnology, Inc 16
699 (a) Viridian Therapeutics, Inc 9
842 (a) Voyager Therapeutics, Inc 7
1,415 (a) Waters Corp 411
1,512 (a) WaVe Life Sciences Ltd 8
10,684 (a) Werewolf Therapeutics, Inc 26
1,795 West Pharmaceutical Services, Inc 591
12,196 (a) X4 Pharmaceuticals, Inc 7
1,460 (a) Xencor, Inc 28
3,592 (a) Xeris Biopharma Holdings, Inc 8
959 (a) Y-mAbs Therapeutics, Inc 12
975 (a) Zentalis Pharmaceuticals, Inc 4
10,983 Zoetis, Inc 1,904
1,416 (a) Zymeworks, Inc 12
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 89,448
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,201 (a) American Realty Investors, Inc 17
3,279 (a) Anywhere Real Estate, Inc 11
7,307 (a) CBRE Group, Inc 651
7,243 (a) Compass, Inc 26
3,593 (a) Cushman & Wakefield plc 37
3,807 DigitalBridge Group, Inc 52
1,858 (b) eXp World Holdings, Inc 21
400 (a) Forestar Group, Inc 13
618 (a) FRP Holdings, Inc 18
418 (a) Howard Hughes Holdings, Inc 27
1,238 (a) Jones Lang LaSalle, Inc 254
2,815 Kennedy-Wilson Holdings, Inc 27
569 Marcus & Millichap, Inc 18
187 (a) Maui Land & Pineapple Co, Inc 4
4,328 Newmark Group, Inc 44
16,510 (a) Opendoor Technologies, Inc 30
732 Re/Max Holdings, Inc 6
3,100 (a) Redfin Corp 19
283 RMR Group, Inc 7
1,023 St. Joe Co 56
134 (a) Stratus Properties, Inc 4
834 (a) Tejon Ranch Co 14
1,079 (a) Zillow Group, Inc (Class A) 49
3,952 (a) Zillow Group, Inc (Class C) 183
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,588
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.5%
1,170 (a) ACM Research, Inc 27
38,662 (a) Advanced Micro Devices, Inc 6,271

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
686 (a) Aehr Test Systems $ 8
1,709 (a) Allegro MicroSystems, Inc 48
844 (a) Alpha & Omega Semiconductor Ltd 32
1,114 (a) Ambarella, Inc 60
2,094 Amkor Technology, Inc 84
11,909 Analog Devices, Inc 2,718
19,981 Applied Materials, Inc 4,715
529 (a) Astera Labs, Inc 32
865 (a) Axcelis Technologies, Inc 123
10,921 Broadcom, Inc 17,534
839 (a) Ceva, Inc 16
1,288 (a) Cirrus Logic, Inc 164
1,495 (a) Cohu, Inc 50
2,566 (a) Credo Technology Group Holding Ltd 82
1,395 (a) Diodes, Inc 100
3,301 (a) Enphase Energy, Inc 329
3,627 Entegris, Inc 491
2,531 (a) First Solar, Inc 571
1,470 (a) Formfactor, Inc 89
2,356 (a) GLOBALFOUNDRIES, Inc 119
660 (a) Ichor Holdings Ltd 25
551 (a) Impinj, Inc 86
2,443 (a),(b) indie Semiconductor, Inc 15
101,838 Intel Corp 3,154
3,247 KLA Corp 2,677
1,055 Kulicke & Soffa Industries, Inc 52
3,137 Lam Research Corp 3,340
3,496 (a) Lattice Semiconductor Corp 203
1,227 (a) MACOM Technology Solutions Holdings, Inc 137
20,347 Marvell Technology, Inc 1,422
2,280 (a) MaxLinear, Inc 46
12,947 Microchip Technology, Inc 1,185
26,417 Micron Technology, Inc 3,475
1,776 MKS Instruments, Inc 232
1,127 Monolithic Power Systems, Inc 926
2,707 (a) Navitas Semiconductor Corp 11
127 NVE Corp 10
571,187 Nvidia Corp 70,564
10,307 (a) ON Semiconductor Corp 707
1,184 (a) Onto Innovation, Inc 260
1,181 (a) PDF Solutions, Inc 43
1,824 (a) Photronics, Inc 45
1,334 Power Integrations, Inc 94
2,369 (a) Qorvo, Inc 275
26,907 QUALCOMM, Inc 5,359
2,675 (a) Rambus, Inc 157
1,942 (a) Semtech Corp 58
899 (a) Silicon Laboratories, Inc 100
434 (a) SiTime Corp 54
3,962 Skyworks Solutions, Inc 422
988 (a) SMART Global Holdings, Inc 23
1,111 (a) Synaptics, Inc 98
3,757 Teradyne, Inc 557
21,805 Texas Instruments, Inc 4,242
1,266 (a) Ultra Clean Holdings 62
1,018 Universal Display Corp 214
1,051 (a) Veeco Instruments, Inc 49
3,166 (a),(b) Wolfspeed, Inc 72
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 134,114
SOFTWARE & SERVICES - 11.8%
3,462 (a) 8x8, Inc 8

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,883 A10 Networks, Inc $ 26
15,069 Accenture plc 4,572
2,392 (a) ACI Worldwide, Inc 95
2,653 Adeia, Inc 30
10,759 (a) Adobe, Inc 5,977
410 (a) Agilysys, Inc 43
3,534 (a) Akamai Technologies, Inc 318
1,443 (a) Alarm.com Holdings, Inc 92
785 (a) Alkami Technology, Inc 22
1,317 (a) Altair Engineering, Inc 129
2,572 Amdocs Ltd 203
1,091 American Software, Inc (Class A) 10
1,464 (a) Amplitude, Inc 13
2,054 (a) Ansys, Inc 660
429 (a) Appfolio, Inc 105
1,178 (a) Appian Corp 36
1,825 (a),(b) Applied Digital Corp 11
6,296 (a) AppLovin Corp 524
2,178 (a) Asana, Inc 30
744 (a) Aspentech Corp 148
3,697 (a) Atlassian Corp Ltd 654
5,168 (a) Autodesk, Inc 1,279
2,977 (a) AvePoint, Inc 31
3,363 Bentley Systems, Inc 166
15,316 (a),(b) BigBear.ai Holdings, Inc 23
1,735 (a) BigCommerce Holdings, Inc 14
2,787 (a) BILL Holdings, Inc 147
976 (a) Blackbaud, Inc 74
1,613 (a) BlackLine, Inc 78
3,187 (a) Box, Inc 84
916 (a) Braze, Inc 36
1,740 (a),(b) C3.ai, Inc 50
6,544 (a) Cadence Design Systems, Inc 2,014
10,087 (a) CCC Intelligent Solutions Holdings, Inc 112
1,164 (a) Cerence, Inc 3
3,791 (a),(b) Ceridian HCM Holding, Inc 188
4,114 (a) Cipher Mining, Inc 17
4,418 (a) Cleanspark, Inc 70
1,700 Clear Secure, Inc 32
3,335 (a) Clearwater Analytics Holdings, Inc 62
7,198 (a) Cloudflare, Inc 596
11,942 Cognizant Technology Solutions Corp (Class A) 812
918 (a) Commvault Systems, Inc 112
4,952 (a) Confluent, Inc 146
415 (a) Consensus Cloud Solutions, Inc 7
4,248 (a) Core Scientific, Inc 40
711 (a) Couchbase, Inc 13
5,238 (a) Crowdstrike Holdings, Inc 2,007
713 (a) CS Disco, Inc 4
7,176 (a) Datadog, Inc 931
574 (a),(b) Digimarc Corp 18
2,598 (a) Digital Turbine, Inc 4
1,349 (a) DigitalOcean Holdings, Inc 47
4,999 (a) DocuSign, Inc 267
1,364 Dolby Laboratories, Inc (Class A) 108
816 (a) Domo, Inc 6
3,008 (a) DoubleVerify Holdings, Inc 59
5,782 (a) Dropbox, Inc 130
5,390 (a) DXC Technology Co 103
6,245 (a) Dynatrace, Inc 279
5,822 (a) E2open Parent Holdings, Inc 26
648 (a) eGain Corp 4

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,086 (a) Elastic NV $ 238
553 (a) Enfusion, Inc 5
1,209 (a) Envestnet, Inc 76
1,360 (a) EPAM Systems, Inc 256
1,144 (a) Everbridge, Inc 40
918 (a) EverCommerce, Inc 10
584 (a) Fair Isaac Corp 869
3,179 (a) Fastly, Inc 23
2,029 (a) Five9, Inc 89
15,560 (a) Fortinet, Inc 938
4,300 (a) Freshworks, Inc 55
1,835 (a) Gartner, Inc 824
14,102 Gen Digital, Inc 352
2,273 (a) Gitlab, Inc 113
1,037 (a) Globant S.A. 185
3,291 (a) GoDaddy, Inc 460
1,385 (a) Grid Dynamics Holdings, Inc 15
1,964 (a) Guidewire Software, Inc 271
1,077 Hackett Group, Inc 23
2,484 (a) HashiCorp, Inc 84
1,173 (a) HubSpot, Inc 692
845 (a) Informatica, Inc 26
559 (a) Instructure Holdings, Inc 13
334 (a) Intapp, Inc 12
719 (b) InterDigital, Inc 84
21,945 International Business Machines Corp 3,795
6,568 Intuit, Inc 4,317
1,710 (a) Jamf Holding Corp 28
10,934 (a) Kaltura, Inc 13
5,240 (a) Kyndryl Holdings, Inc 138
1,949 (a) LiveRamp Holdings, Inc 60
1,435 (a) Manhattan Associates, Inc 354
6,513 (a),(b) Marathon Digital Holdings, Inc 129
6,004 (a) Matterport, Inc 27
423 (a) MeridianLink, Inc 9
178,615 Microsoft Corp 79,832
376 (a),(b) MicroStrategy, Inc (Class A) 518
1,253 (a) Mitek Systems, Inc 14
1,657 (a) MongoDB, Inc 414
1,593 (a) N-able, Inc 24
1,586 (a) nCino OpCo, Inc 50
3,958 (a) NCR Corp 49
1,787 (a) NextNav, Inc 14
5,847 (a) Nutanix, Inc 332
3,761 (a) Okta, Inc 352
2,330 (a) Olo, Inc 10
678 (a) ON24, Inc 4
1,227 (a) OneSpan, Inc 16
37,723 Oracle Corp 5,326
2,082 (a) Pagaya Technologies Ltd 27
2,372 (a) PagerDuty, Inc 54
48,301 (a) Palantir Technologies, Inc 1,223
7,394 (a) Palo Alto Networks, Inc 2,507
1,163 (a) Paycor HCM, Inc 15
1,125 (a) Paylocity Holding Corp 148
1,232 Pegasystems, Inc 75
814 (a) Perficient, Inc 61
17,986 (a) Porch Group, Inc 27
763 (a) PowerSchool Holdings, Inc 17
2,527 (a) Procore Technologies, Inc 168
1,155 Progress Software Corp 63
1,099 (a) PROS Holdings, Inc 31

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,773 (a) PTC, Inc $ 504
1,569 (a) Q2 Holdings, Inc 95
889 (a) Qualys, Inc 127
1,695 (a) Rapid7, Inc 73
992 (a) Rimini Street, Inc 3
2,462 (a) RingCentral, Inc 69
5,435 (a),(b) Riot Platforms, Inc 50
2,563 Roper Industries, Inc 1,445
22,556 Salesforce, Inc 5,799
766 Sapiens International Corp NV 26
6,300 (a) SentinelOne, Inc 133
4,900 (a) ServiceNow, Inc 3,855
2,729 (a) Smartsheet, Inc 120
7,699 (a) Snowflake, Inc 1,040
1,484 SolarWinds Corp 18
3,805 (a),(b) SoundHound AI, Inc 15
356 (a) SoundThinking, Inc 4
2,308 (a) Sprinklr, Inc 22
1,316 (a) Sprout Social, Inc 47
900 (a) SPS Commerce, Inc 169
907 (a) Squarespace, Inc 40
3,627 (a) Synopsys, Inc 2,158
2,968 (a) Tenable Holdings, Inc 129
2,794 (a) Teradata Corp 97
3,756 (a),(b) Terawulf, Inc 17
2,008 (a) Thoughtworks Holding, Inc 6
10,383 (a) Trade Desk, Inc 1,014
349 (a),(b) Tucows, Inc 7
4,374 (a) Twilio, Inc 248
1,017 (a) Tyler Technologies, Inc 511
8,946 (a) UiPath, Inc 113
2,160 (a) Unisys Corp 9
7,691 (a) Unity Software, Inc 125
3,084 (a) Varonis Systems, Inc 148
1,365 (a) Verint Systems, Inc 44
2,069 (a) VeriSign, Inc 368
1,293 (a) Vertex, Inc 47
305 (a) Viant Technology, Inc 3
5,081 (a) Workday, Inc 1,136
1,379 (a) Workiva, Inc 101
1,061 (a) Xperi, Inc 9
2,990 (a) Yext, Inc 16
2,910 (a) Zeta Global Holdings Corp 51
6,091 (a) Zoom Video Communications, Inc 361
2,147 (a) Zscaler, Inc 413
2,992 (a) Zuora, Inc 30
TOTAL SOFTWARE & SERVICES 150,714
TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
521 (a) 908 Devices, Inc 3
1,592 ADTRAN Holdings, Inc 8
1,075 Advanced Energy Industries, Inc 117
267 (a),(b) Aeva Technologies, Inc 1
28,146 Amphenol Corp (Class A) 1,896
349,140 Apple, Inc 73,536
6,185 (a) Arista Networks, Inc 2,168
2,522 (a) Arlo Technologies, Inc 33
1,286 (a) Arrow Electronics, Inc 155
223 (a) Aviat Networks, Inc 6
2,201 Avnet, Inc 113
650 Badger Meter, Inc 121
278 Bel Fuse, Inc (Class B) 18

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,128 Belden CDT, Inc $ 106
1,361 Benchmark Electronics, Inc 54
1,720 (a) Calix, Inc 61
3,116 CDW Corp 697
3,538 (a) Ciena Corp 170
97,277 Cisco Systems, Inc 4,622
365 (a) Clearfield, Inc 14
356 Climb Global Solutions, Inc 22
4,327 Cognex Corp 202
2,961 (a) Coherent Corp 215
18,400 Corning, Inc 715
716 (a) Corsair Gaming, Inc 8
1,416 Crane NXT Co 87
725 CTS Corp 37
5,947 Dell Technologies, Inc 820
600 (a) Diebold Nixdorf, Inc 23
759 (a) Digi International, Inc 17
1,285 (a) Eastman Kodak Co 7
863 (a) ePlus, Inc 64
2,211 (a),(b) Evolv Technologies Holdings, Inc 6
3,100 (a) Extreme Networks, Inc 42
1,339 (a) F5 Networks, Inc 231
890 (a) Fabrinet 218
655 (a) FARO Technologies, Inc 10
3,142 (a) Harmonic, Inc 37
31,651 Hewlett Packard Enterprise Co 670
23,470 HP, Inc 822
5,792 (a) Infinera Corp 35
633 (a) Insight Enterprises, Inc 126
3,256 (a),(b) IonQ, Inc 23
804 (a) IPG Photonics Corp 68
4,395 (a) Iteris, Inc 19
1,097 (a) Itron, Inc 109
2,948 Jabil Inc 321
7,287 Juniper Networks, Inc 266
4,122 (a) Keysight Technologies, Inc 564
1,038 (a) Kimball Electronics, Inc 23
3,025 (a) Knowles Corp 52
3,049 (a),(b) Lightwave Logic, Inc 9
647 Littelfuse, Inc 165
1,893 (a) Lumentum Holdings, Inc 96
1,398 Methode Electronics, Inc 14
4,688 (a),(b) MicroVision, Inc 5
3,110 (a) Mirion Technologies, Inc 33
3,987 Motorola Solutions, Inc 1,539
856 Napco Security Technologies, Inc 44
4,842 NetApp, Inc 624
962 (a) Netgear, Inc 15
2,211 (a) Netscout Systems, Inc 40
1,072 (a) nLight, Inc 12
866 (a) Novanta, Inc 141
421 (a) OSI Systems, Inc 58
675 (a) PAR Technology Corp 32
430 PC Connection, Inc 28
884 (a) Plexus Corp 91
6,847 (a) Pure Storage, Inc 440
2,205 (a) Ribbon Communications, Inc 7
512 (a) Rogers Corp 62
1,353 (a) Sanmina Corp 90
958 (a) Scansource, Inc 42
3,094 (a) SmartRent, Inc 7
1,216 (a) Super Micro Computer, Inc 996

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,805 TD SYNNEX Corp $ 208
1,116 (a) Teledyne Technologies, Inc 433
6,165 (a) Trimble Inc 345
3,576 (a) TTM Technologies, Inc 69
379 (a) Turtle Beach Corp 5
43 Ubiquiti, Inc 6
1,951 (a),(b) Viasat, Inc 25
7,253 (a) Viavi Solutions, Inc 50
3,447 Vishay Intertechnology, Inc 77
398 (a) Vishay Precision Group, Inc 12
3,896 Vontier Corp 149
7,611 (a) Western Digital Corp 577
2,578 Xerox Holdings Corp 30
1,265 (a) Zebra Technologies Corp (Class A) 391
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 96,725
TELECOMMUNICATION SERVICES - 0.8%
410 (a) Anterix, Inc 16
2,810 (a) AST SpaceMobile, Inc 33
173,760 AT&T, Inc 3,321
373 ATN International, Inc 8
669 (a) Bandwidth, Inc 11
883 Cogent Communications Group, Inc 50
2,586 (a) Consolidated Communications Holdings, Inc 11
2,037 (a) EchoStar Corp (Class A) 36
6,554 (a) Frontier Communications Parent, Inc 172
3,118 (a),(c) GCI Liberty, Inc 0 ^
18,045 (a) Globalstar, Inc 20
1,217 (a) Gogo, Inc 12
521 IDT Corp 19
3,101 Iridium Communications, Inc 83
4,129 (a) Liberty Global Ltd 74
3,981 (a) Liberty Global Ltd 69
1,581 (a) Liberty Latin America Ltd (Class A) 15
3,207 (a) Liberty Latin America Ltd (Class C) 31
661 (a) Ooma, Inc 7
1,561 Shenandoah Telecom Co 25
2,350 Telephone and Data Systems, Inc 49
11,665 T-Mobile US, Inc 2,055
101,260 Verizon Communications, Inc 4,176
TOTAL TELECOMMUNICATION SERVICES 10,293
TRANSPORTATION - 1.6%
272 (a) Air Transport Services Group, Inc 4
2,504 (a) Alaska Air Group, Inc 101
393 Allegiant Travel Co 20
205 (a),(b) Amerco, Inc 13
14,260 (a) American Airlines Group, Inc 162
719 ArcBest Corp 77
327 Avis Budget Group, Inc 34
1,241 (a) Blade Air Mobility, Inc 4
2,767 CH Robinson Worldwide, Inc 244
1,032 Costamare, Inc 17
452 Covenant Logistics Group, Inc 22
47,005 CSX Corp 1,572
15,498 Delta Air Lines, Inc 735
3,272 Expeditors International Washington, Inc 408
5,436 FedEx Corp 1,630
349 (a),(b) Frontier Group Holdings, Inc 2
1,539 FTAI Infrastructure, Inc 13
791 Genco Shipping & Trading Ltd 17
3,539 Golden Ocean Group Ltd 49

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,887 (a) GXO Logistics, Inc $ 146
1,825 (a) Hawaiian Holdings, Inc 23
1,188 Heartland Express, Inc 15
2,589 (a) Hertz Global Holdings, Inc 9
1,520 Hub Group, Inc (Class A) 65
2,112 JB Hunt Transport Services, Inc 338
4,132 (a) JetBlue Airways Corp 25
7,073 (a),(b) Joby Aviation, Inc 36
1,392 (a) Kirby Corp 167
3,774 Knight-Swift Transportation Holdings, Inc 188
759 Landstar System, Inc 140
8,428 (a) Lyft, Inc (Class A) 119
2,242 Marten Transport Ltd 41
1,000 Matson, Inc 131
5,428 Norfolk Southern Corp 1,165
4,693 Old Dominion Freight Line 829
1,449 (a) Radiant Logistics, Inc 8
2,690 (a) RXO, Inc 70
957 Ryder System, Inc 119
1,798 Safe Bulkers, Inc 10
659 (a) Saia, Inc 313
1,714 Schneider National, Inc 41
863 (a) Skywest, Inc 71
14,424 Southwest Airlines Co 413
295 (a) Sun Country Airlines Holdings, Inc 4
48,253 (a) Uber Technologies, Inc 3,507
2,032 U-Haul Holding Co 122
14,725 Union Pacific Corp 3,332
7,756 (a) United Airlines Holdings, Inc 377
17,446 United Parcel Service, Inc (Class B) 2,387
200 Universal Truckload Services, Inc 8
1,875 Werner Enterprises, Inc 67
2,690 (a) XPO, Inc 286
TOTAL TRANSPORTATION 19,696
UTILITIES - 2.2%
16,241 AES Corp 285
1,382 Allete, Inc 86
5,865 Alliant Energy Corp 299
925 (a) Altus Power, Inc 4
6,387 Ameren Corp 454
12,859 American Electric Power Co, Inc 1,128
773 American States Water Co 56
4,683 American Water Works Co, Inc 605
3,570 Atmos Energy Corp 416
1,347 Avangrid, Inc 48
1,516 Avista Corp 53
1,598 Black Hills Corp 87
2,799 Brookfield Infrastructure Corp 94
2,781 (b) Brookfield Renewable Corp 79
1,070 California Water Service Group 52
15,250 Centerpoint Energy, Inc 472
349 Chesapeake Utilities Corp 37
111 Clearway Energy, Inc (Class A) 3
1,040 Clearway Energy, Inc (Class C) 26
7,367 CMS Energy Corp 439
8,468 Consolidated Edison, Inc 757
383 Consolidated Water Co, Inc 10
7,640 Constellation Energy Corp 1,530
20,130 Dominion Energy, Inc 986
4,963 DTE Energy Co 551
18,670 Duke Energy Corp 1,871

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
9,132 Edison International $ 656
4,995 Entergy Corp 534
6,227 Essential Utilities, Inc 232
5,388 Evergy, Inc 285
8,437 Eversource Energy 478
24,026 Exelon Corp 832
13,799 FirstEnergy Corp 528
498 Genie Energy Ltd 7
349 Global Water Resources, Inc 4
2,648 Hawaiian Electric Industries, Inc 24
1,138 Idacorp, Inc 106
899 MGE Energy, Inc 67
644 Middlesex Water Co 34
1,899 (a) Montauk Renewables, Inc 11
2,063 National Fuel Gas Co 112
2,338 New Jersey Resources Corp 100
49,572 NextEra Energy, Inc 3,510
10,193 NiSource, Inc 294
903 Northwest Natural Holding Co 33
1,255 NorthWestern Corp 63
5,135 NRG Energy, Inc 400
4,365 OGE Energy Corp 156
1,679 ONE Gas, Inc 107
1,235 Ormat Technologies, Inc 89
920 Otter Tail Corp 81
51,316 PG&E Corp 896
2,396 Pinnacle West Capital Corp 183
1,905 PNM Resources, Inc 70
2,243 Portland General Electric Co 97
18,039 PPL Corp 499
12,024 Public Service Enterprise Group, Inc 886
626 (a) Pure Cycle Corp 6
15,526 Sempra Energy 1,181
678 SJW Corp 37
25,990 Southern Co 2,016
1,183 Southwest Gas Holdings Inc 83
1,288 Spire, Inc 78
2,817 (a),(b) Sunnova Energy International, Inc 16
4,386 UGI Corp 100
534 Unitil Corp 28
8,274 Vistra Corp 711
7,711 WEC Energy Group, Inc 605
13,332 Xcel Energy, Inc 712
490 York Water Co 18
TOTAL UTILITIES 27,393
TOTAL COMMON STOCKS 1,259,953
(Cost $349,268)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
MATERIALS - 0.0%
766 (c) Danimer Scientific, Inc 05/03/29 0 ^
TOTAL MATERIALS 0 ^

Stock Index Account June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Cost amounts are in thousands.
SHARES DESCRIPTION
REFERENCERATE & SPREAD
EXPIRATION
DATE
VALUE
(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
278 (c) AstraZeneca plc 02/20/29 $ 0 ^
478 (c) Chinook Therapeutics, Inc 0 ^
390 (c) Tobira Therapeutics, Inc 0 ^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0 ^
TOTAL RIGHTS/WARRANTS 0 ^
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 1,259,953
(Cost $349,268)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 1.2%
$ 13,511,000 Federal Home Loan Bank (FHLB) 0 .000% 07/01/24 13,505
1,400,000 FHLB 0 .000 07/26/24 1,394
280,000 Tennessee Valley Authority (TVA) 0 .000 07/10/24 280
TOTAL GOVERNMENT AGENCY DEBT 15,179
TREASURY DEBT - 0.2%
2,785,000 United States Treasury Bill 0 .000 07/30/24 2,773
TOTAL TREASURY DEBT 2,773
TOTAL SHORT-TERM INVESTMENTS 17,952
(Cost $17,959)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
1,462,699 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .330 (f) 1,463
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,463
(Cost $1,463)
TOTAL INVESTMENTS - 100.5% 1,279,368
(Cost $368,690)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (6,668)
NET ASSETS - 100.0% $1,272,700
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,899,977.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 58 09/20/24  $ 16,032 $ 16,012 $ (20)

Statement of Assets and Liabilities
See Notes to Financial Statements
June 30, 2024 (Unaudited)
(amounts in thousands, except accumulation unit value)
24.1
Stock Index Account
ASSETS
Long-term investments, at value*† $ 1,259,953
Short-term investments, at value# 17,952
Investments purchased with collateral from securities
lending, at value (cost approximates value) 1,463
Cash 1
Receivables:
Dividends 685
Investments sold 12,924
Other 111
Total assets 1,293,089
LIABILITIES
Due to affiliates 5,578
Payables:
Investment management fees 16
Collateral from securities lending 1,463
Investments purchased - regular settlement 13,093
Service agreement fees 21
Trustee compensation 106
Variation margin on futures contracts 71
Other 41
Total liabilities 20,389
Net assets
Accumulation Fund $ 1,272,700
Accumulation units outstanding 2,998
Accumulation unit value $ 424 .479
* Includes securities loaned of $ 2,900
† Long-term investments, cost $ 349,268
# Short-term investments, cost $ 17,959

Statement of Operations
See Notes to Financial Statements
Six Months Ended June 30, 2024 (Unaudited)
(amounts in thousands)
24.1
Stock Index Account
INVESTMENT INCOME
Dividends $ 8,135
Interest 225
Securities lending income, net 57
Tax withheld (2)
Total investment income 8,415
EXPENSES
Investment advisory 1,854
Administrative services 1,236
Mortality and expense risk charges 2,472
Total expenses 5,562
Expense waiver by investment adviser (927)
Net expenses 4,635
Net investment income (loss) 3,780
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments 73,499
Futures contracts 1,138
Net realized gain (loss) 74,637
Change in unrealized appreciation (depreciation) on:
Investments 74,869
Futures contracts (284)
Net change in unrealized appreciation (depreciation) 74,585
Net realized and unrealized gain (loss) 149,222
Net increase (decrease) in net assets from operations $ 153,002

Statements of Changes in Net Assets
See Notes to Financial Statements
ref
24.1
Stock Index Account
(amounts in thousands)
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 3,780 $ 10,533
Net realized gain (loss) 74,637 73,338
Net change in unrealized
appreciation (depreciation) 74,585 168,408
Net increase (decrease) in net
assets from operations 153,002 252,279
FROM CONTRACTOWNER TRANSACTIONS
Premiums 6,895 8,414
Withdrawals and death benefits (85,393) (119,215)
Net increase (decrease) from
contractowner transactions (78,498) (110,801)
Net increase (decrease) in net
assets 74,504 141,478
Net assets at the beginning of
period 1,198,196 1,056,718
Net assets at the end of period $ 1,272,700 $ 1,198,196

Financial Highlights
See Notes to Financial Statements

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
24.1
STOCK INDEX ACCOUNT
6/30/24
#
$ 2 .708 $ 1 .493 $ 1 .215 $ 47 .998 $ 49 .213
$ 375 .266 $ 424 .479
12/31/23
5 .633 2 .508 3 .125 71 .968 75 .093
300 .173 375 .266
12/31/22
5 .003 2 .405 2 .598 ( 76 .219 ) ( 73 .621 )
373 .790 300 .173
12/31/21
4 .405 2 .549 1 .856 72 .394 74 .250
299 .540 373 .790
12/31/20
4 .350 1 .873 2 .477 47 .363 49 .840
249 .700 299 .540
12/31/19
4 .722 1 .684 3 .038 54 .564 57 .602
192 .098 249 .700
#
Unaudited
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.
d
Percentage is annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses Net Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Net Assets,
End of Period
(in Millions)
13 .11% 0 .90%
d
0 .75%
d
0 .61%
d
9% 3  $ 1,273
25 .02 0 .90 0 .75 0 .93 2 3 1,200
( 19 .70 ) 0 .90 0 .75 0 .81 2 4 1,057
24 .79 0 .90 0 .75 0 .55 3 4 1,411
19 .96 0 .90 0 .75 0 .99 3 4 1,214
29 .99 0 .90 0 .75 1 .35 2 4 1,104

Notes to Financial Statements
(Unaudited)
1. General Information
Account Information: TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity
Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S.
Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Stock Index” or the
“Account”).
Current Fiscal Period: The end of the reporting period for the Account is June 30, 2024, and the period covered by these Notes to
Financial Statements is the six months ended June 30, 2024 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and  contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.
Foreign Currency Transactions and Translation: The books and records of the Account is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account's maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that has not yet occurred. Also, under the Account's organizational documents, the trustees and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account.
However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Account determines the existence of a dividend declaration. Securities lending income is made up of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Management Committee Compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of assets and liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Netting Agreements:  In the ordinary course of business, the Account may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Account to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Account manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Account is held in a segregated account by the Account's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Account's Portfolio of Investments or Statements of Assets and Liabilities.
The Account's investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by Teachers
Advisors, LLC (the "Adviser"), subject to oversight of the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Account's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Committee. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Committee. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Notes to Financial Statements
(Unaudited) (continued)

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Committee. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Account’s investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):
4. Portfolio Securities
Securities Lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law)
against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Account’s Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Account Level 1 Level 2 Level 3 Total
Stock Index
Long-Term Investments
:
Common stocks $1,259,949 $— $4 $1,259,953
Short-Term Investments
:
Government agency debt — 15,179 — 15,179
Treasury debt — 2,773 — 2,773
Investments purchased with collateral from securities lending 1,463 — — 1,463
Investments in Derivatives
:
Futures contracts* (20) — — (20)
Total $1,261,392 $17,952 $4 $1,279,348
* Represents net unrealized appreciation (depreciation).
Aggregate value of
securities on loan
Account
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
24.1
Stock Index $ 2,900 $ 1,463 $ 1,629 $ 3,092
* May include cash and investment of cash collateral.
** As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):
The Account may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Account has when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
As of the end of the reporting period, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):
Account
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government
Sales
U.S.
Government
Sales
24.1
Stock Index $ 18,251 $ 93,433 $ 103,450 $ 93,473
Account Average Notional Amount of Futures Contracts Outstanding*
24.1
Stock Index $ 9,811
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Stock Index
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (20)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

Notes to Financial Statements
(Unaudited) (continued)

During the current fiscal period, the effect of derivative contracts on the Account's Statement of Operations was as follows (dollar amounts are in thousands):
6. Account Units
Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):
7. Income Tax Information
VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue
Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s
Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Account’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
8. Investment Adviser and Other Transactions with Affiliates
The Adviser, a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisers and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional
Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. The Adviser has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.
The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed
1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
24.1
Stock Index
Futures contracts Equity $ 1,138 $ (284)
Six Months Ended
6/30/24
Year Ended
12/31/23
24.1
Stock Index Units (000) Value (000) Units (000) Value (000)
Premiums 21 6,895 26 8,414
Withdrawals and death benefits (216) (85,393) (353) (119,215)
Net increase (decrease) from contractowner transactions (195) (78,498) (327) (110,801)
Account Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Stock Index $ 368,670 $ 943,689 $ (33,011) $ 910,678

Other Transactions with Affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. As of the end of the current fiscal period, the Account engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes,
(e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Account participates in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 11, 2024 expiring on June
10, 2025, replacing the previous $1 billion facility, which expired June 2024. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Account during the current fiscal  period.
Account Purchases Sales Realized Gain (Loss)
Stock Index $ – $ 3,357 $ 2,498

Additional Account Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

Portfolio holdings
The TIAA Separate Account VA-1 files complete portfolio listings with the Securities and Exchange Commission (SEC), and is available to the public.
You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Portfolio of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of December 31 or
June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-
month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.
Account management
The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-today investment management of the Account.
You should carefully consider the investment objectives,
risks, charges and expenses of any account before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual &
Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers
Insurance and Annuity Association of American (TIAA), New York,
NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Approval of Investment Management Agreement
(Unaudited)
Management Committee renewal of the investment management agreement for the
TIAA Separate Account VA-1
The Management Committee (the “Committee” or the “Managers”) of the TIAA Separate Account VA-1 (the “Separate Account”)
determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between
Teachers Advisors, LLC (“Advisors”) and the Separate Account. Under the Agreement, Advisors is responsible for providing investment advisory services to the Separate Account. Below is a summary of the process the Committee undertook related to its most recent renewal of the Agreement.
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are independent Managers because they are not “interested persons”
of the Separate Account, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Managers is an interested person of the Separate Account under the 1940 Act. Rather, they are all deemed to be independent Managers.
Overview of the Renewal Process
The Committee held an in-person meeting on March 22, 2024, in order to consider the annual renewal of the Agreement with respect to the Separate Account using the process established by the Committee described further below.
The Committee or certain of its designated members worked with Advisors, other Managers and legal counsel to the Managers to develop guidance and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewal.
Among other matters, the Committee or certain of its designated members, following consultations with representatives of Advisors and its affiliates, other Managers, legal counsel to the Managers and legal counsel to Advisors and the Separate Account, confirmed or established certain guidance regarding the preparation of reports to be provided to the Committee with respect to the Separate
Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper,
Inc., an independent provider of investment company data. The Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Committee or certain of its designated members, Broadridge produced, among other information, comparative performance and expense data for the Separate Account, including data relating to the Separate Account’s management fee rate, total expense ratio, and short-term and long-term investment performance. Broadridge compared this data, as relevant, for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge, and also compared the performance of the Separate Account against a broad-based index. In each case, Broadridge summarized, and the Committee considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition,
Broadridge represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act.
Broadridge also represented that the purpose of its reports is to provide an objective view of the Separate Account’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe selected by Broadridge (and not
Advisors or the Committee). The Committee considered the propriety of the Separate Account’s applicable peer group as selected by
Broadridge.
Among other matters, the Committee also considered information from Advisors to facilitate the Managers’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to the Separate Account pursuant to the Agreement.

Approval of Investment Management Agreement
(continued)
(Unaudited)
Legal counsel to the Managers also requested on behalf of the Committee, and Advisors provided, information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, together with an explanation of any events that had a material impact on the Separate Account’s performance during the relevant period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or its affiliates; (4) any “fall-out”
benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the
Separate Account in addition to the Separate Account’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, experienced professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Separate Account at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Separate Account; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Separate Account and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel to the Managers); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the
Committee should renew the Agreement. The Managers were also provided with the Separate Account’s overall performance rating by
Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.
On March 15, 2024, the Committee held a virtual meeting via videoconference with legal counsel to the Managers to discuss
Advisors’ materials, which led to the Managers providing additional questions to, and requesting additional information from,
Advisors. Subsequently, at the March 22, 2024 meeting, the Managers were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Committee’s follow-up questions and requests presented by the
Committee after its initial review of the information described above.
In considering whether to renew the Agreement with respect to the Separate Account, the Committee considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Separate Account; (2) the qualifications of the portfolio managers of the Separate Account and the Separate Account’s historical investment performance;
(3) the costs of the services provided to the Separate Account and the profits realized or potential profits to be realized (if any)
by Advisors and its affiliates from their relationship with the Separate Account; (4) fees charged to comparable mutual funds that underlie variable insurance products by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) how such economies of scale are shared with the Separate Account for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Separate Account to other clients to whom Advisors provides comparable services; and
(8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Separate Account. As a general matter, the Committee considered these factors, and any other factors deemed relevant by the Managers, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the
Agreement.
In addition to the March 22, 2024 meeting that included Advisors’ personnel, the Managers met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for the Separate Account. The
Committee also received and considered information from legal counsel to the Managers as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 22, 2024 meeting, the oversight and evaluation of Advisors’ services to the Separate Account by the Management Committee and its Committees is an
ongoing process. The Management Committee, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Management Committee or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Management Committee and its Investment Committee and its other
Committees receive and consider, among other matters, information regarding the performance of the Separate Account. Thus, in reaching its decisions regarding the renewal of the Agreement for the Separate Account, the Management Committee took into account the information described herein and other information provided to the Management Committee and its Committees throughout the year.
In deciding whether to renew the Agreement, each Manager may have accorded different weight to different factors and, thus, each
Manager may have had a different basis for his or her ultimate decision to vote to renew the Agreement. At its meeting on March 22,
2024, all Committee members voted unanimously to renew the Agreement for the Separate Account. Set forth below is a summary of the primary factors that the Management Committee considered with respect to the Separate Account.

The Nature, Extent and Quality of Services
The Committee examined the nature, extent and quality of the services that Advisors provides to the Separate Account. The
Committee considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Committee also considered that Advisors is an experienced investment adviser that has managed the Separate
Account since its operations commenced. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, identifying investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the Separate Account’s investment portfolio; reporting on the investment performance and other metrics of the Separate Account to the Committee on a regular basis; responding to
Separate Account flows; and compliance monitoring. The Committee considered that Advisors has carried out these responsibilities in a competent and professional manner. The Committee also considered that Advisors and its affiliates have committed significant resources to supporting the Separate Account. It also considered VA-1’s, Advisors’ and Teachers Insurance and Annuity Association’s
compliance programs and resources and their compliance records with respect to the Separate Account.
The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ and its affiliates’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Committee noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Separate Account, including the impact of regulatory and other developments and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Committee concluded that the nature, extent, and quality of services provided by Advisors to the Separate
Account under the Agreement was reasonable.
Investment Performance
The Committee considered the investment performance of the Separate Account over the one-, three-, five- and ten-year periods ended December 31, 2023. The Committee considered the Separate Account’s performance as compared to its peer universe of mutual funds that underlie variable insurance products (as applicable) and the Separate Account’s benchmark index. The
Committee also discussed the performance of the Separate Account before any reductions for fees and expenses. In this analysis, the Committee considered the effects of fair valuation, securities lending and class action litigation, as applicable, on the Separate
Account’s performance as compared to the performance of its benchmark index. For details regarding the Separate Account’s performance, see the synopsis below. The Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was reasonable.
Cost and Profitability
The Committee considered financial and profitability data relating to Advisors’ services to the Separate Account for the calendar year
2023. The Committee considered Advisors’ profit calculations with respect to its services to the Separate Account. The Committee acknowledged the reasonableness of having a management fee rate which permits Advisors to maintain and improve the quality of services provided to the Separate Account and recognized the entrepreneurial and other risks assumed by Advisors in managing the
Separate Account. The Committee considered that Advisors had earned a net profit with respect to the Separate Account under the
Agreement for the one-year period ended December 31, 2023. The Committee concluded that the profit was reasonable in light of various relevant factors.
Fees Charged by Other Advisers
The Committee considered comparative information regarding the Separate Account’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds that underlie variable insurance products to other advisers, as analyzed by Broadridge and reflected in the synopsis below. In this regard, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Separate Account and comparable mutual funds that underlie variable insurance products. For example, most similar mutual funds are offered only through other investment vehicles that also carry additional fees and expenses, whereas the Separate Account bears certain of these expenses itself. Another limitation noted by the Committee was
Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Separate Account’s actual management fee rate compares to those of similar mutual funds that underlie variable insurance products. Additionally, the Committee considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the management fee rate under the Agreement was reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Approval of Investment Management Agreement
(continued)
(Unaudited)
Economies of Scale
The Committee considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Separate Account. The Committee also considered that, because Advisors represented that its profit was relatively small and the Separate Account was unlikely to grow because it is no longer actively sold, there was little opportunity to pass economies of scale on to Separate Account contractholders. Based on all factors considered, the Committee concluded that the
Separate Account’s management fee rate schedule was reasonable in light of current economies of scale considerations and current asset level.
Fee and Performance Comparisons with Other Clients of Advisors and its Affiliates
The Committee considered that Advisors and its affiliates, provide investment management services to other investment companies, including mutual funds and collective investment trusts (CITs) that have similar investment strategies as the Separate Account.
The Committee considered the management fee rates and the performance of such companies and accounts, noting that, while the Separate Account’s management fee rate was higher than the other Russell 3000-indexed products managed by Advisors or its affiliates, the Separate Account’s fee rate included certain services not covered by the fee rates of these other products. The
Committee also considered Advisors’ comments that, in the future, Advisors or its affiliates may manage client assets through additional funds and accounts with similar investment strategies. The Committee also considered Advisors’ representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) be offered through products that charge additional fees to their investors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; (5) target different investors; and/or (6) be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules. Based on all factors considered, the Committee concluded that the management fee rate charged to the Separate Account was reasonable in relation to those charged by Advisors and its affiliates to comparable clients.
Other Benefits
The Committee also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Separate Account to Advisors or its affiliates for other services, such as administration, and investment-related benefits, such as economies of scale, to the extent the Separate Account shares investment resources and/or personnel with other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Separate Account has with certain service providers. Also, Advisors and its affiliates may benefit from their relationship with the Separate Account to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets. The Committee concluded that other benefits to Advisors and its affiliates arising from the
Agreement were reasonable in light of various relevant factors.
Synopsis of Factors
The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2023. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest
(best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2023. The statement below regarding “net profit” refers to Advisors’ calculation that it earned a profit for the services that it rendered to the
Separate Account during 2023 under the Agreement.
The Separate Account’s annual contractual investment management fee rate is 0.30% of average daily net assets, but is voluntarily waived by Advisors to an annual fee of 0.15% of average daily net assets.
The Separate Account’s total expense ratio, actual investment management fee rate and contractual investment management fee rate were in the 5th, 1st and 5th quintiles of the both the group of comparable funds selected by Broadridge for expense comparison purposes and the universe of comparable funds selected by Broadridge for expense comparison purposes, respectively.
For the one-, three- and five-year periods, the Separate Account’s adjusted annualized gross performance (meaning the Separate
Account’s performance without any reductions for fees or expenses, including the effect of net asset value rounding and excluding the effects of fair valuation, securities lending and class action recoveries)) as compared to its benchmark, the Russell 3000®
Index, differed by -3, +6 and +2 basis points, respectively. For reference, one basis point equals 0.01%.
The Separate Account received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it earned a net profit with respect to its services to the Separate Account for the one-year period.

________________
Based primarily on the foregoing factors and conclusions, the Committee renewed the Agreement for the Separate Account.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the separate account’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the separate account covered by this Report (the “separate account”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the separate account’s liquidity risk. The Program consists of various provisions relating to assessing and managing the separate account’s liquidity risk, as discussed further below. The separate account’s
Management Committee (the “Management Committee”) previously approved the designation of Advisors (the “Administrator”) as
Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 13, 2024 Management Committee meeting, the Administrator provided the Management Committee with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the separate account’s liquidity developments.
In accordance with the Program, the LMAT assesses the separate account’s liquidity risk no less frequently than annually based on various factors, such as (i) the separate account’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Separate account portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and
“illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
If the separate account does not primarily hold highly liquid investments it must, among other things, determine a minimum percentage of separate account net assets that must be invested in highly liquid investments (a “Highly Liquid Investment
Minimum”). During the Review Period, the separate account primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the separate account’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the separate account holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime the separate account’s holdings of illiquid investments exceed 15% of net assets.
During the Review Period, the separate account did not exceed the 15% limit on illiquid investments.

3707477-INV-B-08/25
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A10938 (8/24)

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Approval of Investment Management Agreement in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Management Committee implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA Separate Account VA-1

Date: September 5, 2024	By:	/s/ Christopher Stickrod
Christopher Stickrod Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2024	By:	/s/ Christopher Stickrod
Christopher Stickrod Principal Executive Officer and Executive Vice President (principal executive officer)

Date: September 5, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)